UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — June 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT Income Fund

Semiannual report

6 | 30 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 10, 2020

Dear Shareholder:

Financial markets worldwide continue to be challenged by economic uncertainty and high unemployment due to the COVID-19 pandemic. In addition, our nation is struggling with confusion, anger, and grief over horrific acts of racism and brutality in our country and with the overall issue of systemic racial injustice. Your Board of Trustees and Putnam Investments stand united against oppression and racism. We will work to support thoughtful and resourceful actions to elevate both our workplace and society.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/20)

Investment objective

High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk

Net asset value June 30, 2020

Class IA: $11.29	Class IB: $11.18

Total return at net asset value
			Bloomberg
			Barclays U.S.
			Aggregate Bond
(as of 6/30/20)	Class IA shares*	Class IB shares†	Index
6 months	3.17%	3.14%	6.14%
1 year	6.94	6.76	8.74
5 years	23.05	21.61	23.45
Annualized	4.24	3.99	4.30
10 years	62.97	59.27	45.55
Annualized	5.01	4.76	3.82
Life	642.39	594.65	601.33
Annualized	6.38	6.16	6.21

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/20 to 6/30/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/19	0.57%	0.82%
Annualized expense ratio for the six-month
period ended 6/30/20	0.56%	0.81%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/20		ended 6/30/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.83	$4.09	$2.82	$4.07
Ending value
(after
expenses)	$1,031.70	$1,031.40	$1,022.08	$1,020.84

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

2 Putnam VT Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

The fund’s portfolio 6/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (41.4%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.8%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$1,334,627	$1,464,163
4.70%, with due dates from 5/20/67 to 8/20/67	299,577	343,170
4.621%, 6/20/67	97,521	111,071
4.51%, 3/20/67	102,437	116,047
4.50%, TBA, 7/1/50	1,000,000	1,067,969
4.50%, 5/20/48	242,722	266,700
4.00%, TBA, 7/1/50	4,000,000	4,240,938
4.00%, with due dates from 2/20/48 to 5/20/48	1,622,248	1,780,057
3.50%, TBA, 7/1/50	6,000,000	6,331,406
3.50%, with due dates from 11/15/47 to 11/20/49	3,228,098	3,513,159
3.00%, TBA, 7/1/50	1,000,000	1,059,336
		20,294,016
U.S. Government Agency Mortgage Obligations (33.6%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	616,538	682,632
4.00%, 9/1/45	882,067	966,375
3.50%, with due dates from 8/1/43 to 2/1/47	2,491,892	2,692,134
3.00%, with due dates from 3/1/43 to 6/1/46	1,125,325	1,212,769
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	7,778	8,961
4.50%, with due dates from 7/1/44 to 5/1/45	1,073,523	1,181,751
4.00%, with due dates from 9/1/45 to 6/1/46	1,345,901	1,467,931
3.50%, 9/1/57	1,474,813	1,604,622
3.50%, 6/1/56	2,038,429	2,236,319
3.50%, with due dates from 7/1/43 to 1/1/47	1,483,941	1,585,045
3.00%, with due dates from 9/1/42 to 3/1/47	4,188,082	4,542,337
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/50	2,000,000	2,228,123
5.50%, TBA, 7/1/50	2,000,000	2,201,873
4.50%, TBA, 7/1/50	4,000,000	4,298,125
4.00%, TBA, 7/1/50	11,000,000	11,657,422
3.50%, TBA, 7/1/50	15,000,000	15,775,782
3.00%, TBA, 8/1/50	8,000,000	8,410,000
3.00%, TBA, 7/1/50	19,000,000	20,011,602
2.50%, TBA, 7/1/50	3,000,000	3,127,969
2.00%, TBA, 7/1/50	1,000,000	1,023,359
		86,915,131
Total U.S. government and agency mortgage
obligations (cost $106,053,347)		$107,209,147

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 2.00%, 1/15/21 [i]	$151,000	$153,864
Total U.S. treasury obligations (cost $153,864)		$153,864

MORTGAGE-BACKED SECURITIES (38.6%)*	Principal amount	Value

Agency collateralized mortgage obligations (12.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x
1 Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$146,948	$271,339
REMICs IFB Ser. 2976, Class LC, ((-3.667 x
1 Month US LIBOR) + 24.42%), 23.743%, 5/15/35	23,658	39,291
REMICs IFB Ser. 3072, Class SM, ((-3.667 x
1 Month US LIBOR) + 23.80%), 23.119%, 11/15/35	105,931	189,521
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month
US LIBOR) + 19.86%), 19.306%, 3/15/35	193,067	267,706

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x
1 Month US LIBOR) + 16.95%), 16.473%, 6/15/34	$83,032	$101,556
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x
1 Month US LIBOR) + 6.70%), 6.515%, 2/15/41	849,519	96,095
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x
1 Month US LIBOR) + 6.20%), 6.015%, 12/15/47	1,996,159	375,854
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.865%, 9/25/49	1,891,327	234,677
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.865%, 6/15/42	1,793,541	218,584
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.815%, 5/15/41	238,857	265,859
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,030,753	138,445
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	724,772	71,825
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	349,756	47,527
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	307,299	24,987
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	51,863	648
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,104,007	107,150
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	732,864	87,145
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,080,667	118,494
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	1,442,673	28,853
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	1,325,439	58,755
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	823,606	83,455
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,863,566	146,979
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,827,742	174,030
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	732,579	46,153
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	700,734	40,701
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	665,450	636,946
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,082	3,742
REMICs Ser. 3391, PO, zero %, 4/15/37	24,278	22,744
REMICs Ser. 3300, PO, zero %, 2/15/37	28,694	26,808
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	5,112	4,804
REMICs Ser. 3210, PO, zero %, 5/15/36	9,625	9,319
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	5,589	5,081
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR
+ 0.00%), zero %, 2/15/36	6,671	5,958
Strips Ser. 315, PO, zero %, 9/15/43	1,695,285	1,565,360
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 38.793%, 7/25/36	88,167	172,111
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x
1 Month US LIBOR) + 24.57%), 23.89%, 3/25/36	124,135	223,108
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x
1 Month US LIBOR) + 24.20%), 23.524%, 6/25/37	83,398	148,399
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x
1 Month US LIBOR) + 23.10%), 22.454%, 11/25/35	125,802	183,130
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month
US LIBOR) + 20.25%), 19.697%, 8/25/35	75,644	107,006
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x
1 Month US LIBOR) + 20.12%), 19.552%, 12/25/35	96,852	140,793
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 16.914%, 11/25/34	21,462	25,653
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month
US LIBOR) + 12.90%), 12.531%, 5/25/40	120,290	149,364
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x
1 Month US LIBOR) + 6.40%), 6.216%, 4/25/40	582,286	129,192
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.15%), 5.966%, 1/25/48	2,416,105	518,439
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.916%, 2/25/49	4,499,265	967,342
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.916%, 1/25/49	2,399,288	323,904

4 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.916%, 12/25/46	$2,277,407	$480,123
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.866%, 3/25/46	4,709,189	812,834
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,764,056	316,244
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,467,760	159,912
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	615,087	31,371
REMICs Ser. 12-124, Class UI, IO,
4.00%, 11/25/42	2,371,280	302,492
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	803,730	76,124
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,013,056	58,087
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	762,049	48,796
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	593,189	57,866
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	637,533	50,271
REMICs Ser. 12-144, Class KI, IO,
3.00%, 11/25/42	2,167,643	120,736
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	711,856	34,963
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	935,448	23,558
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	380,784	12,302
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	385,527	9,285
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,743,799	80,497
Interest Strip Ser. 372, Class 1, PO,
zero %, 8/25/36	15,993	15,329
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	7,821	7,710
Government National Mortgage Association
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.01%, 12/20/42	2,499,470	506,143
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 6.005%, 9/16/44	1,013,855	308,243
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	765,678	123,948
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 5.96%, 10/20/49	3,880,880	550,312
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 5.96%, 12/20/48	2,700,598	509,417
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 5.96%, 9/20/43	352,115	71,743
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.91%, 3/20/50	2,741,363	442,171
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.91%, 1/20/50	2,414,533	379,541
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.91%, 7/20/49	2,979,473	458,094
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.91%, 7/20/49	2,828,345	477,283
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.91%, 2/20/49	2,327,604	462,214
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.91%, 11/20/48	2,381,083	330,153
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.86%, 2/20/50	6,365,514	1,290,828
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.86%, 4/20/49	2,225,915	315,348
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.86%, 2/20/49	2,028,838	288,501
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.86%, 2/20/41	1,438,875	266,700
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.86%, 12/2/21	169,512	20,476
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.855%, 9/16/49	2,293,299	611,796
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.81%, 10/20/49	208,774	56,132

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	$654,442	$114,527
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	57,268	6,692
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	962,752	190,465
Ser. 14-180, IO, 5.00%, 12/20/44	1,948,407	360,455
Ser. 14-76, IO, 5.00%, 5/20/44	569,494	96,392
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	801,936	130,010
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	470,197	90,043
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	6,639	589
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	304,862	55,618
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,412,830	440,341
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,272,134	229,773
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	923,546	151,292
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	260,333	22,152
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	232,619	20,498
Ser. 12-129, IO, 4.50%, 11/16/42	590,352	111,039
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	487,048	78,362
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	471,788	75,486
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	580,232	110,244
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	2,393,986	255,355
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,286,145	172,022
Ser. 15-94, IO, 4.00%, 7/20/45	253,016	47,137
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	250,032	16,778
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,347,625	248,098
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,184,551	88,194
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,484,966	217,788
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	574,214	56,813
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	650,000	65,331
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	997,099	146,589
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	3,305,038	541,200
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	601,981	66,220
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	524,171	16,373
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	97,325	219
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	2,979,730	363,169
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	607,285	55,421
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	921,886	71,262
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,128,292	46,246
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	777,088	12,032
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	601,853	60,185
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	439,064	42,260
Ser. 12-136, IO, 3.50%, 11/20/42	1,197,304	140,679
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	902,028	153,089
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,602,747	104,275
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,186,115	89,196
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	1,413,551	65,023
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,366,733	105,348
Ser. 16-H23, Class NI, IO, 3.167%, 10/20/66 W	6,491,261	667,302
FRB Ser. 15-H16, Class XI, IO, 3.01%, 7/20/65 W	1,450,791	148,996
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	525,699	30,385
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	400,333	13,771
Ser. 16-H24, Class JI, IO, 2.978%, 11/20/66 W	1,315,173	156,152
Ser. 19-H02, Class DI, IO, 2.934%, 11/20/68 W	4,041,028	470,318
Ser. 17-H12, Class QI, IO, 2.736%, 5/20/67 W	3,073,845	315,908
Ser. 15-H25, Class CI, IO, 2.659%, 10/20/65 W	2,129,683	185,921
Ser. 16-H27, Class BI, IO, 2.482%, 12/20/66 W	1,568,217	155,743
Ser. 17-H08, Class NI, IO, 2.373%, 3/20/67 W	3,541,127	344,906
Ser. 16-H06, Class AI, IO, 2.371%, 2/20/66	3,303,037	311,764
Ser. 15-H04, Class AI, IO, 2.348%, 12/20/64 W	3,091,382	254,871
Ser. 17-H10, Class MI, IO, 2.295%, 4/20/67 W	3,476,861	293,447
Ser. 16-H04, Class KI, IO, 2.26%, 2/20/66 W	2,892,623	215,878
Ser. 16-H02, Class HI, IO, 2.254%, 1/20/66 W	6,864,191	541,585

Putnam VT Income Fund 5

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H18, Class CI, IO, 2.248%, 9/20/67 W	$2,494,835	$336,477
Ser. 15-H13, Class AI, IO, 2.172%, 6/20/65 W	3,960,267	365,169
Ser. 16-H11, Class HI, IO, 2.104%, 1/20/66 W	3,149,547	231,361
Ser. 15-H15, Class JI, IO, 1.935%, 6/20/65 W	1,709,166	157,243
Ser. 17-H09, Class DI, IO, 1.874%, 3/20/67 W	3,319,296	284,185
Ser. 15-H12, Class AI, IO, 1.829%, 5/20/65 W	2,737,613	199,564
Ser. 15-H20, Class AI, IO, 1.80%, 8/20/65 W	1,343,777	112,474
Ser. 15-H10, Class CI, IO, 1.777%, 4/20/65 W	1,610,866	123,502
Ser. 15-H12, Class GI, IO, 1.774%, 5/20/65 W	2,857,118	236,284
Ser. 15-H12, Class EI, IO, 1.674%, 4/20/65 W	3,328,201	262,595
Ser. 15-H09, Class BI, IO, 1.66%, 3/20/65 W	1,916,717	143,188
Ser. 16-H14, IO, 1.655%, 6/20/66 W	3,752,917	257,473
Ser. 15-H01, Class CI, IO, 1.591%, 12/20/64 W	2,143,911	92,930
Ser. 15-H22, Class EI, IO, 1.587%, 8/20/65 W	1,176,906	52,608
Ser. 15-H25, Class AI, IO, 1.583%, 9/20/65 W	2,745,595	208,665
Ser. 15-H17, Class CI, IO, 1.563%, 6/20/65 W	2,391,537	102,977
Ser. 15-H28, Class DI, IO, 1.511%, 8/20/65 W	2,601,536	175,164
Ser. 14-H08, Class CI, IO, 1.446%, 3/20/64 W	3,078,034	148,943
Ser. 14-H11, Class GI, IO, 1.444%, 6/20/64 W	5,650,619	388,830
Ser. 14-H07, Class BI, IO, 1.436%, 5/20/64 W	5,257,059	379,120
Ser. 10-H19, Class GI, IO, 1.385%, 8/20/60 W	3,119,799	174,153
Ser. 17-H14, Class EI, IO, 0.448%, 6/20/67 W	4,793,188	392,265
Ser. 10-151, Class KO, PO, zero %, 6/16/37	80,354	75,275
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,150	1,935
		33,311,982
Commercial mortgage-backed securities (14.7%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.505%, 9/15/48 W	275,000	291,633
FRB Ser. 15-UBS7, Class XA, IO,
0.943%, 9/15/48 W	18,504,844	647,670
FRB Ser. 07-1, Class XW, IO, 0.485%, 1/15/49 W	164,155	152
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B,
5.665%, 11/10/42 W	399,820	299,865
Bank FRB Ser. 18-BN13, Class XA, IO,
0.66%, 8/15/61 W	8,273,641	226,734
Barclays Commercial Mortgage Trust FRB
Ser. 19-C4, Class XA, IO, 1.746%, 8/15/52 W	6,161,511	665,712
Bear Stearns Commercial Mortgage Securities
Trust FRB Ser. 07-T26, Class AJ, 5.542%, 1/12/45 W	534,000	373,800
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39 W	1,043,311	730,318
FRB Ser. 06-PW14, Class X1, IO,
0.496%, 12/11/38 W	198,165	2,041
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 1.514%, 12/11/49 W	12,213	444
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.93%, 12/15/47 W	131,000	128,380
FRB Ser. 11-C2, Class E, 5.93%, 12/15/47 W	597,000	546,026
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO,
1.317%, 3/10/47 W	9,671,206	336,771
FRB Ser. 13-GC17, Class XA, IO,
1.184%, 11/10/46 W	3,700,288	106,075
FRB Ser. 14-GC23, Class XA, IO,
1.093%, 7/10/47 W	18,909,886	601,595
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	713,751
FRB Ser. 12-GC8, Class XA, IO, 1.925%, 9/10/45 W	3,074,809	86,227

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47 W	$795,000	$729,241
FRB Ser. 14-UBS4, Class C, 4.801%, 8/10/47 W	290,000	271,549
FRB Ser. 14-UBS6, Class C, 4.595%, 12/10/47 W	70,000	59,816
FRB Ser. 14-LC15, Class XA, IO,
1.259%, 4/10/47 W	5,626,573	183,426
FRB Ser. 14-CR19, Class XA, IO,
1.163%, 8/10/47 W	5,068,930	156,318
FRB Ser. 13-CR11, Class XA, IO,
1.091%, 8/10/50 W	8,133,498	208,868
FRB Ser. 15-CR23, Class XA, IO,
1.038%, 5/10/48 W	4,951,575	170,618
FRB Ser. 14-UBS6, Class XA, IO,
1.038%, 12/10/47 W	8,518,469	269,192
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.497%, 5/15/45 W	115,000	57,965
FRB Ser. 13-CR13, Class E, 5.05%, 11/10/46 W	123,000	69,711
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47 W	198,000	146,256
FRB Ser. 14-CR19, Class D, 4.888%, 8/10/47 W	178,000	105,450
FRB Ser. 13-CR6, Class D, 4.227%, 3/10/46 W	205,000	138,794
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	195,763
FRB Ser. 12-LC4, Class XA, IO,
2.284%, 12/10/44 W	3,958,596	90,454
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39 W	12,006	11,862
FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49 W	3,330,683	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C4, Class B, 4.482%, 11/15/48 W	446,000	473,353
FRB Ser. 15-C1, Class C, 4.412%, 4/15/50 W	191,000	181,593
FRB Ser. 19-C16, Class XA, IO, 1.729%, 6/15/52 W	4,826,972	500,356
FRB Ser. 15-C3, Class XA, IO, 0.903%, 8/15/48 W	17,255,069	448,632
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.912%, 4/15/50 W	502,000	346,380
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.914%, 12/15/49 W	7,520,219	259,986
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class C, 5.714%, 7/10/44 W	313,000	309,933
FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44 W	386,000	382,457
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX,
IO, 1.816%, 9/27/28 W	3,008,000	394,080
Multifamily Structured Pass-Through
Certificates FRB Ser. K105, Class X1, IO,
1.645%, 1/25/30 W	4,619,269	561,223
Multifamily Structured Pass-Through
Certificates FRB Ser. KG02, Class X1, IO,
1.144%, 8/25/29 W	5,451,000	396,391
Multifamily Structured Pass-Through
Certificates FRB Ser. K104, Class X1, IO,
1.127%, 1/25/30 W	3,098,544	279,776
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49 W	4,912,163	2,426
GS Mortgage Securities Corp., II FRB
Ser. 13-GC10, Class XA, IO, 1.642%, 2/10/46 W	5,827,887	180,469
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47 W	584,000	554,274
Ser. 13-GC12, Class B, 3.777%, 6/10/46 W	549,000	539,414
FRB Ser. 13-GC12, Class XA, IO,
1.551%, 6/10/46 W	3,706,773	120,007
FRB Ser. 14-GC18, Class XA, IO,
1.176%, 1/10/47 W	5,405,594	148,113

6 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class XA, IO,
1.139%, 6/10/47 W	$16,176,772	$394,713
FRB Ser. 15-GS1, Class XA, IO,
0.921%, 11/10/48 W	20,073,237	714,977
FRB Ser. 13-GC13, Class XA, IO,
0.107%, 7/10/46 W	112,544,386	264,018
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.133%, 8/10/43 W	730,000	511,000
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47 W	575,000	212,750
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	261,000	256,563
FRB Ser. 11-GC5, Class XA, IO, 1.493%, 8/10/44 W	5,585,023	42,318
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	333,228
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45 W	219,000	210,724
FRB Ser. 14-C25, Class XA, IO,
0.999%, 11/15/47 W	3,296,075	99,855
FRB Ser. 14-C22, Class XA, IO,
0.985%, 9/15/47 W	10,392,503	297,663
FRB Ser. 13-C17, Class XA, IO, 0.917%, 1/15/47 W	2,589,137	55,807
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.859%, 8/15/46 W	441,000	378,085
FRB Ser. C14, Class D, 4.859%, 8/15/46 W	715,000	552,908
FRB Ser. 14-C19, Class C19, 4.833%, 4/15/47 W	192,000	153,600
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	267,707
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	355,970	272,562
FRB Ser. 16-JP2, Class XA, IO, 1.951%, 8/15/49 W	2,421,399	207,398
FRB Ser. 12-LC9, Class XA, IO,
1.646%, 12/15/47 W	3,359,559	95,077
FRB Ser. 13-LC11, Class XA, IO,
1.392%, 4/15/46 W	3,488,583	99,312
FRB Ser. 13-C16, Class XA, IO,
1.097%, 12/15/46 W	4,981,534	127,553
FRB Ser. 06-LDP8, Class X, IO, 0.289%, 5/15/45 W	209,594	2
FRB Ser. 07-LDPX, Class X, IO, 0.127%, 1/15/49 W	1,174,353	12
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51 W	350,000	140,000
FRB Ser. 10-C1, Class C, 6.272%, 6/15/43 W	67,339	65,319
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46 W	248,000	119,398
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46 W	635,000	201,044
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45 W	588,000	288,120
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	491,000	478,539
FRB Ser. 12-C8, Class D, 4.826%, 10/15/45 W	413,000	394,102
FRB Ser. 12-C8, Class C, 4.778%, 10/15/45 W	601,000	474,057
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47 W	127,000	115,558
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	284,572
FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37 W	22,771	147
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2,
Class XW, IO, 0.359%, 2/15/40 W	62,653	3
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.499%, 11/15/40 W	400,049	38
FRB Ser. 07-C2, Class XCL, IO, 0.359%, 2/15/40 W	1,357,471	72
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 06-C4, Class X, IO, 6.527%, 7/15/45 W	34,730	—
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.747%, 12/12/49 W	878,559	4,077

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.474%, 2/15/46 W	$7,781,695	$205,024
FRB Ser. 14-C17, Class XA, IO, 1.265%, 8/15/47 W	3,608,080	115,361
FRB Ser. 15-C25, Class XA, IO,
1.234%, 10/15/48 W	4,448,997	181,538
FRB Ser. 15-C26, Class XA, IO,
1.171%, 10/15/48 W	4,691,657	195,380
FRB Ser. 13-C12, Class XA, IO,
0.758%, 10/15/46 W	10,650,122	168,606
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46 W	319,000	172,941
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46 W	893,000	588,647
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	273,000	112,017
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	173,765
FRB Ser. 13-C13, Class XB, IO,
0.152%, 11/15/46 W	55,988,000	240,748
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO,
1.191%, 11/15/49 W	3,926,575	178,488
FRB Ser. 16-UB12, Class XA, IO,
0.90%, 12/15/49 W	10,207,565	338,642
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C1, Class D, 5.684%, 9/15/47 W	336,000	336,206
FRB Ser. 11-C1, Class E, 5.684%, 9/15/47 W	356,000	348,649
FRB Ser. 11-C3, Class E, 5.419%, 7/15/49 W	252,000	200,253
FRB Ser. 12-C4, Class XA, IO, 2.247%, 3/15/45 W	1,815,936	44,505
Multifamily Connecticut Avenue Securities
Trust 144A
FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	403,000	364,673
FRB Ser. 19-01, Class M10, 3.435%, 10/15/49	550,000	495,000
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	859,373	30,547
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	246,000	246,685
FRB Ser. 19-C17, Class XA, IO, 1.636%, 10/15/52 W	4,392,704	442,095
FRB Ser. 17-C7, Class XA, IO, 1.203%, 12/15/50 W	5,279,589	296,456
FRB Ser. 18-C12, Class XA, IO, 0.99%, 8/15/51 W	5,204,766	276,837
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.755%, 5/10/45 W	354,000	319,739
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45 W	352,000	250,170
FRB Ser. 12-C1, Class XA, IO, 2.253%, 5/10/45 W	3,496,657	90,359
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49 W	570,000	537,911
FRB Ser. 12-C2, Class E, 5.046%, 5/10/63 W	816,000	774,408
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	629,000	92,777
Ser. 13-C6, Class E, 3.50%, 4/10/46	175,000	126,419
FRB Ser. 12-C2, Class XA, IO, 1.456%, 5/10/63 W	10,007,264	216,135
FRB Ser. 13-C6, Class XA, IO, 1.255%, 4/10/46 W	5,417,829	132,064
UBS-Citigroup Commercial Mortgage Trust 144A FRB
Ser. 11-C1, Class D, 6.252%, 1/10/45 W	336,000	293,394
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 06-C29, IO, 0.459%, 11/15/48 W	714,756	21
Wells Fargo Commercial Mortgage Trust
FRB Ser. 19-C50, Class XA, IO, 1.589%, 5/15/52 W	5,005,463	496,134
FRB Ser. 17-C41, Class XA, IO, 1.366%, 11/15/50 W	3,389,321	225,374
FRB Ser. 14-LC16, Class XA, IO, 1.265%, 8/15/50 W	7,799,475	266,902
FRB Ser. 18-C43, Class XA, IO, 0.853%, 3/15/51 W	12,516,203	529,762
FRB Ser. 15-LC20, Class XB, IO,
0.629%, 4/15/50 W	13,766,000	303,127

Putnam VT Income Fund 7

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	$247,000	$150,447
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO,
0.981%, 11/15/47 W	6,373,518	165,766
FRB Ser. 14-C22, Class XA, IO,
0.956%, 9/15/57 W	16,095,928	435,057
FRB Ser. 13-C14, Class XA, IO,
0.856%, 6/15/46 W	17,716,017	284,340
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.845%, 11/15/44 W	475,000	438,599
FRB Ser. 12-C6, Class C, 5.766%, 4/15/45 W	339,000	320,698
Ser. 11-C4, Class E, 5.39%, 6/15/44 W	55,000	25,446
FRB Ser. 11-C4, Class C, 5.39%, 6/15/44 W	625,000	592,591
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	257,718
FRB Ser. 12-C7, Class D, 4.966%, 6/15/45 W	231,000	231,252
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46 W	919,000	614,655
FRB Ser. 12-C10, Class D, 4.576%, 12/15/45 W	1,274,000	469,500
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	264,259
FRB Ser. 12-C9, Class XA, IO, 2.048%, 11/15/45 W	3,717,585	124,845
FRB Ser. 11-C5, Class XA, IO, 1.837%, 11/15/44 W	3,748,697	51,237
FRB Ser. 12-C10, Class XA, IO,
1.679%, 12/15/45 W	6,225,626	186,887
FRB Ser. 13-C11, Class XA, IO, 1.322%, 3/15/45 W	5,816,862	145,350
FRB Ser. 12-C9, Class XB, IO, 0.875%, 11/15/45 W	8,807,000	130,344
		38,110,969
Residential mortgage-backed securities (non-agency) (11.0%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	330,000	286,409
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
2.761%, 1/26/46 W	659,404	707,644
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR
+ 3.35%), 3.535%, 10/25/27 (Bermuda)	1,258,444	1,206,902
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR
+ 1.35%), 1.535%, 8/25/28 (Bermuda)	223,079	219,418
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	357,942
Bunker Hill Loan Depositary Trust 144A FRB
Ser. 20-1, Class A3, 3.395%, 7/25/30	332,000	331,999
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%),
0.425%, 6/25/36	210,000	187,256
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2,
(1 Month US LIBOR + 0.30%), 0.485%, 8/25/35	117,500	112,588
COLT Mortgage Loan Trust 144A Ser. 20-2,
Class A2, 3.094%, 3/25/65 W	224,000	225,792
Countrywide Alternative Loan Trust FRB
Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 0.325%, 6/25/37	191,898	178,810
Deephaven Residential Mortgage Trust 144A
Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	250,000
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.30%), 3.485%, 4/25/29 (Bermuda)	191,000	181,688
FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 1.885%, 11/25/28 (Bermuda)	216,801	208,770
Ellington Financial Mortgage Trust 144A FRB
Ser. 20-1, Class A2, 3.353%, 6/25/65 W	179,000	178,998

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (1 Month US LIBOR
+ 6.35%), 6.535%, 9/25/28	$1,031,050	$1,081,531
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.335%, 11/25/28	551,180	576,213
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 5.185%, 12/25/28	615,129	633,655
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	348,230
Structured Agency Credit Risk Debt FRN
Ser. 14-DN4, Class M3, (1 Month US LIBOR
+ 4.55%), 4.735%, 10/25/24	317,276	323,350
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, (1 Month US LIBOR
+ 4.15%), 4.335%, 1/25/25	853,918	866,130
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ2, Class M3, (1 Month US LIBOR
+ 3.75%), 3.935%, 9/25/24	250,000	255,231
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (1 Month US LIBOR
+ 3.60%), 3.785%, 4/25/24	310,000	272,548
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, (1 Month US LIBOR
+ 2.85%), 3.035%, 4/25/28	251,972	250,194
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 2.485%, 9/25/30	160,300	158,041
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class M2, (1 Month US LIBOR
+ 1.80%), 1.985%, 7/25/30	215,280	208,687
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 4.835%, 1/25/49	400,000	394,056
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	225,630
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 4.535%, 3/25/49	90,000	87,412
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B1, (1 Month US LIBOR
+ 3.90%), 4.085%, 9/25/48	70,000	67,522
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 3.885%, 12/25/30	310,000	295,317
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.86%, 3/25/50	411,000	393,864
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA1, Class M2, (1 Month US LIBOR
+ 1.90%), 3.735%, 1/25/50	1,238,000	1,165,476
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.835%, 1/25/49	399,012	392,655
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.635%, 3/25/49	853,298	835,165
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 2.518%, 2/25/49	150,575	148,237

8 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.485%, 10/25/48	$122,800	$119,327
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M2, (1 Month US LIBOR
+ 2.15%), 2.335%, 12/25/30	254,000	248,318
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%),
6.185%, 9/25/28	638,499	662,035
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%),
6.085%, 10/25/28	769,599	800,123
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%),
5.885%, 4/25/28	77,019	80,942
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%),
5.735%, 4/25/28	99,957	104,777
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%),
5.485%, 10/25/28	1,268,702	1,329,662
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%),
5.185%, 7/25/25	227,777	232,678
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1M2, (1 Month US LIBOR + 4.25%),
4.435%, 1/25/29	41,220	42,649
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1B1, (1 Month US LIBOR + 4.00%),
4.185%, 5/25/30	250,000	249,999
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%),
3.735%, 7/25/29	383,440	389,891
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1M2, (1 Month US LIBOR + 3.00%),
3.185%, 10/25/29	352,000	350,240
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%),
2.985%, 2/25/30	80,846	79,337
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%),
2.735%, 12/25/30	486,810	478,168
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%),
2.535%, 1/25/31	361,991	354,581
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1EB1, (1 Month US LIBOR + 1.25%),
1.435%, 7/25/29	210,000	202,007
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1EB2, (1 Month US LIBOR + 1.00%),
1.185%, 5/25/30	532,000	518,051
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1B1, (1 Month US LIBOR + 5.75%),
5.935%, 7/25/29	208,000	218,580
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (1 Month US LIBOR
+ 4.15%), 4.335%, 8/25/31	59,000	55,682
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2M2, (1 Month US LIBOR
+ 2.00%), 3.661%, 1/25/40	465,000	439,571

MORTGAGE-BACKED
SECURITIES (38.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (1 Month US LIBOR
+ 2.45%), 2.635%, 7/25/31	$132,410	$129,182
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (1 Month US LIBOR
+ 2.15%), 2.335%, 11/25/39	258,459	237,119
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1M2, (1 Month US LIBOR
+ 2.05%), 2.235%, 1/25/40	517,000	489,312
Connecticut Avenue Securities Trust FRB
Ser. 19-R05, Class 1M2, (1 Month US LIBOR
+ 2.00%), 2.185%, 7/25/39	108,641	107,488
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.60%), 1.785%, 10/25/28
(Bermuda)	73,096	72,894
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	250,000	242,500
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.994%, 8/26/47 W	180,000	172,866
New Residential Mortgage Loan Trust 144A FRB
Ser. 20-NQM2, Class A2, 3.20%, 5/24/60 W	212,000	211,992
NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, (1 Month US LIBOR + 1.80%),
1.985%, 9/25/34	228,477	222,627
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A,
Class M2, (1 Month US LIBOR + 2.85%), 3.035%,
7/25/28 (Bermuda)	380,000	358,498
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.20%), 3.385%, 2/25/29 (Bermuda)	150,000	142,282
FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 2.885%, 3/25/28 (Bermuda)	200,000	191,771
Residential Mortgage Loan Trust 144A Ser. 20-2,
Class A3, 2.911%, 5/25/60 W	464,000	463,973
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class A2, 3.97%, 4/25/60 W	889,000	888,950
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 1.085%, 11/25/34	317,959	316,923
Towd Point Mortgage Trust 144A Ser. 18-5,
Class M1, 2.852%, 7/25/58 W	153,000	153,369
Verus Securitization Trust 144A Ser. 20-INV1,
Class A3, 3.889%, 4/25/60 W	100,000	103,550
Visio Trust 144A Ser. 19-1, Class A3,
3.825%, 6/25/54 W	736,951	749,473
Vista Point Securitization Trust 144A Ser. 20-1,
Class A2, 2.77%, 3/25/65 W	219,000	218,991
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR
+ 0.41%), 0.988%, 12/25/45	923,820	835,134
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR
+ 0.80%), 0.985%, 1/25/45	114,257	106,451
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR
+ 0.43%), 0.615%, 10/25/45	1,571,908	1,487,548
		28,472,879

Total mortgage-backed securities (cost $107,488,166)		$99,895,830

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (28.1%)* Principal amount		Value

Basic materials (1.2%)
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany) $50,000		$52,175
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	87,000	91,837
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	50,000	53,108
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	339,000	372,783
Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	111,752
Georgia-Pacific, LLC 144A sr. unsec.
sub. notes 2.10%, 4/30/27	580,000	602,322
Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 11/15/41
(Canada)	3,000	3,363
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	3,000	3,284
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	125,000	135,835
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	137,000	155,903
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	95,000	101,985
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	46,000	56,858
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30
(Canada)	520,000	551,153
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	197,000	228,611
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	162,000	181,254
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	3,000	3,099
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	105,000	148,508
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	55,456
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	114,000	157,696
		3,066,982
Capital goods (1.2%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	910,000	991,721
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	153,846
L3Harris Technologies, Inc. sr. unsec.
notes 3.85%, 12/15/26	162,000	185,424
L3Harris Technologies, Inc. sr. unsec.
sub. notes 4.40%, 6/15/28	111,000	131,301
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	282,000	315,370
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	152,000	166,271
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	75,000	75,530
Otis Worldwide Corp. 144A company
guaranty sr. unsec. notes 2.565%, 2/15/30	289,000	303,642
Raytheon Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	370,000	435,817
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	225,000	252,671
		3,011,593

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Communication services (4.1%)
American Tower Corp. sr. unsec. notes
2.90%, 1/15/30 R	$573,000	$611,584
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	235,000	252,383
American Tower Corp. sr. unsec.
unsub. bonds 3.375%, 10/15/26 R	25,000	27,805
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	253,000	296,503
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	396,000	453,006
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	335,000	377,301
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	85,000	92,509
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	51,000	59,464
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	401,611
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	36,000	38,881
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	401,963
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 4.80%, 3/1/50	201,000	222,471
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	83,000	95,125
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	77,000	90,931
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	258,000	311,570
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.40%, 7/15/46	360,000	399,936
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	7,000	10,647
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	380,000	424,550
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	899,000	1,031,292
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	102,000	112,603
Cox Communications, Inc. 144A sr. unsec.
notes 3.35%, 9/15/26	178,000	196,835
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	76,000	85,424
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	137,000	153,102
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	43,000	46,214
Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	31,000	38,353
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	50,000	53,358
Crown Castle International Corp. sr. unsec.
sub. bonds 3.30%, 7/1/30 R	195,000	214,471
Equinix, Inc. sr. unsec. sub. notes 3.20%,
11/18/29 R	340,000	369,770
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	95,000	115,847
Sprint Spectrum Co., LLC/Sprint Spectrum Co.
II, LLC/Sprint Spectrum Co. III, LLC 144A
company guaranty sr. notes 3.36%, 9/20/21	150,000	151,827

10 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Communication services cont.
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.875%, 4/15/30	$369,000	$410,683
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.75%, 4/15/27	880,000	975,189
Telefonica Emisiones SA company
guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	250,887
Verizon Communications, Inc. sr. unsec.
unsub. bonds 5.25%, 3/16/37	125,000	167,345
Verizon Communications, Inc. sr. unsec.
unsub. bonds 4.672%, 3/15/55	226,000	302,913
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	104,705
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	724,000	871,350
Verizon Communications, Inc. sr. unsec.
unsub. notes 2.625%, 8/15/26	300,000	326,415
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	136,000	141,118
		10,687,941
Consumer cyclicals (3.0%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	362,000	387,793
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	524,000	543,310
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	305,709
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	145,000	165,950
Amazon.com, Inc. sr. unsec. unsub. notes
1.50%, 6/3/30	745,000	754,016
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	32,260
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	278,000	313,853
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	41,059
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	134,723
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	310,000	338,769
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	135,000	144,145
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	180,000	203,989
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	80,000	88,676
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	125,000	135,278
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	107,000	111,073
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	38,575
Global Payments, Inc. sr. unsec. notes
2.90%, 5/15/30	436,000	457,519
Global Payments, Inc. sr. unsec.
unsub. notes 4.00%, 6/1/23	210,000	227,654
Hilton Domestic Operating Co., Inc. company
guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	48,510
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	83,000	81,029
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	100,000	117,375
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	182,000	203,840

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	$106,000	$117,130
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	289,000	335,916
Marriott International, Inc. sr. unsec.
bonds 4.625%, 6/15/30	265,000	274,968
Marriott International, Inc. sr. unsec.
notes Ser. EE, 5.75%, 5/1/25	136,000	147,745
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	130,000	145,067
Omnicom Group, Inc. sr. unsec. sub. notes
2.45%, 4/30/30	624,000	636,681
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	97,000	97,640
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	75,673
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 4.40%, 2/15/26	145,000	170,660
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	310,000	316,200
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	116,438
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	184,000	206,210
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	64,000	67,183
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	25,000	27,988
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	4,000	4,498
Walt Disney Co. (The) company guaranty sr. unsec.
bonds 7.75%, 12/1/45	57,000	96,428
Walt Disney Co. (The) company guaranty sr. unsec.
notes 7.75%, 1/20/24	61,000	73,907
		7,785,437
Consumer staples (0.9%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	100,000	112,279
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	327,000	435,953
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	6,000	7,167
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	118,065
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	194,000	234,409
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	344,333
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	21,653	24,429
CVS Pass-Through Trust 144A sr. mtge.
notes 7.507%, 1/10/32	141,839	176,771
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	40,296
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	85,000	108,889
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	105,000	122,060
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85%, 11/15/24	6,000	6,318
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	42,274
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	121,144

Putnam VT Income Fund 11

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Consumer staples cont.
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	$91,000	$104,927
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	37,000	40,323
Kraft Heinz Co. (The) 144A company
guaranty sr. unsec. notes 3.875%, 5/15/27	128,000	133,759
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	133,515
		2,306,911
Energy (1.4%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	404,405
BP Capital Markets America, Inc. company
guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	213,000	243,898
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	359,000	394,495
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	173,000	184,299
Diamondback Energy, Inc. company
guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	90,490
Energy Transfer Operating LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	85,000	94,630
Energy Transfer Operating LP company
guaranty sr. unsec. notes 2.90%, 5/15/25	233,000	238,040
Energy Transfer Operating LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	239,000	182,881
Energy Transfer Operating LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	175,000	180,359
Energy Transfer Operating LP sr. unsec.
unsub. notes 6.50%, 2/1/42	71,000	76,910
EOG Resources, Inc. sr. unsec.
unsub. notes 4.15%, 1/15/26	350,000	402,848
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	7,000	9,461
Sabine Pass Liquefaction, LLC sr. bonds
4.20%, 3/15/28	16,000	17,175
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	103,000	115,246
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	252,295
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	156,019
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	86,000	80,873
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.829%,
1/10/30 (France)	335,000	364,056
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	229,000	224,993
		3,713,373
Financials (8.9%)
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	100,000	102,305
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	283,000	268,859
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	336,000	428,400
Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42 (United Kingdom)	171,000	189,953

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Financials cont.
Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	$200,000	$221,876
Banco Santander SA sr. unsec.
unsub. notes 4.379%, 4/12/28 (Spain)	200,000	223,634
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	200,000	224,374
Bank of America Corp. jr. unsec.
sub. bonds Ser. JJ, 5.125%, perpetual maturity	395,000	387,594
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	260,619
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	42,986
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	1,430,000	1,499,200
Bank of America Corp. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.76%), 1.073%, 9/15/26	100,000	95,454
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	300,000	425,733
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	109,000	117,317
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	217,000	280,443
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	45,622
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25
(France)	317,000	346,121
Cantor Fitzgerald LP 144A unsec. notes
6.50%, 6/17/22	74,000	78,504
Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	249,936
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	22,000	24,776
CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/1/26	163,000	185,020
CIT Bank NA sr. unsec. FRN Ser. BKNT,
2.969%, 9/27/25	385,000	359,975
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	101,875
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	377,000	390,587
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	104,000	115,792
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	22,587
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	72,141
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	11,000	13,992
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,018,000	1,162,218
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	77,474
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	275,253
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	439,501
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	235,406
Credit Suisse Group AG 144A sr. unsec. FRN
2.193%, 6/5/26 (Switzerland)	620,000	627,747
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	357,000	427,848
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	462,000	494,865
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	25,698

12 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Financials cont.
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	$70,000	$60,900
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	235,000	261,401
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	283,000	329,267
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	405,000	456,846
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	231,000	242,111
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	323,000	467,522
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%,
perpetual maturity (United Kingdom)	500,000	513,440
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	520,000	580,968
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	89,031
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH,
4.60%, perpetual maturity	858,000	765,766
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W,
(BBA LIBOR USD 3 Month + 1.00%), 1.392%, 5/15/47	156,000	108,564
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	800,000	978,384
JPMorgan Chase & Co. unsec. sub. FRB
2.956%, 5/13/31	290,000	307,569
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	185,000	212,383
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	270,000	321,493
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	120,000	122,400
MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	459,000	581,645
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	100,328
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	227,340
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	760,000	979,151
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	79,130
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	205,000	215,864
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	23,000	24,193
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	66,000	70,125
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	217,000	221,069
Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	12,000	17,760
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	140,000	163,013
Royal Bank of Scotland Group PLC sr. unsec.
unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	469,228
Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	215,628
Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	205,000	222,568
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85%, 12/16/39	185,000	278,133

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Financials cont.
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	$180,000	$202,505
Truist Financial Corp. jr. unsec. sub. FRB
Ser. N, 4.80%, 12/31/99	335,000	308,562
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	494,620
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	258,923
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	119,313
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	610,000	898,268
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	304,000	358,406
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	149,632
		23,015,134
Health care (3.0%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22	37,000	38,482
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	935,000	1,028,866
AbbVie, Inc. 144A sr. unsec. sub. notes
3.80%, 3/15/25	130,000	144,237
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	213,000	283,962
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	108,919
Becton Dickinson and Co. sr. unsec. notes
2.823%, 5/20/30	560,000	592,541
Bristol-Myers Squibb Co. 144A sr. unsec.
bonds 3.40%, 7/26/29	636,000	740,944
Cigna Corp. company guaranty sr. unsec.
unsub. notes 3.75%, 7/15/23	177,000	192,131
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	372,000	462,248
CVS Health Corp. sr. unsec. unsub. notes
3.70%, 3/9/23	80,000	85,915
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	108,766	116,377
DH Europe Finance II Sarl company
guaranty sr. unsec. bonds 3.40%, 11/15/49
(Luxembourg)	283,000	314,611
DH Europe Finance II Sarl company
guaranty sr. unsec. notes 2.60%, 11/15/29
(Luxembourg)	60,000	63,853
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	44,000	50,834
HCA, Inc. company guaranty sr. notes
4.125%, 6/15/29	159,000	175,391
HCA, Inc. company guaranty sr. sub. bonds
5.50%, 6/15/47	58,000	70,632
HCA, Inc. company guaranty sr. sub. notes
5.00%, 3/15/24	95,000	105,593
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	160,000	191,085
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	335,981
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	141,186
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	40,000	41,701
UnitedHealth Group, Inc. sr. unsec. notes
2.95%, 10/15/27	160,000	178,499
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.85%, 6/15/28	285,000	337,093

Putnam VT Income Fund 13

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Health care cont.
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.00%, 5/15/30	$755,000	$790,431
Upjohn, Inc. 144A company guaranty sr. unsec.
notes 2.30%, 6/22/27	375,000	386,825
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	356,000	419,275
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	427,000	439,048
		7,836,660
Technology (2.3%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	183,000	196,060
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	220,990
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	460,140
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes
3.875%, 1/15/27	311,000	336,071
Broadcom, Inc. 144A company guaranty sr. unsec.
sub. notes 4.15%, 11/15/30	575,000	624,842
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	120,000	132,772
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	141,000	161,653
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	47,000	62,688
Fidelity National Information Services, Inc.
sr. unsec. notes 3.75%, 5/21/29	208,000	243,720
Fidelity National Information Services, Inc.
sr. unsec. notes 3.00%, 8/15/26	13,000	14,404
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	148,000	174,704
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	222,000	249,554
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	347,000	407,172
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	179,000	193,098
Microsoft Corp. sr. unsec. unsub. bonds
2.40%, 8/8/26	545,000	594,842
Microsoft Corp. sr. unsec. unsub. notes
3.70%, 8/8/46	378,000	470,718
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	85,000	99,167
Oracle Corp. sr. unsec. unsub. notes
2.65%, 7/15/26	635,000	686,867
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	498,000	581,343
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	100,000	106,123
		6,016,928
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	158,000	166,667
		166,667
Utilities and power (2.0%)
AES Corp. (The) sr. unsec. unsub. notes
5.125%, 9/1/27	59,000	61,213
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	280,000	329,269
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	13,000	17,710
Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	15,000	20,813
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	9,000	12,191
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	89,000	105,168
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	79,298

CORPORATE BONDS
AND NOTES (28.1%)* cont.	Principal amount	Value

Utilities and power cont.
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	$180,000	$199,327
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	261,000	301,620
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	78,026
El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	234,000	320,454
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	102,355
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	108,083
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	423,000	440,527
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	335,000	367,615
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B,
3.90%, 7/15/27	17,000	19,232
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C,
4.85%, 7/15/47	35,000	44,354
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	309,000	399,292
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	59,000	63,077
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	101,904
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	85,000	89,031
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	293,000	307,520
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	163,000	172,064
Oncor Electric Delivery Co., LLC sr. notes
5.75%, 3/15/29	161,000	211,064
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	440,000	435,447
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	144,894
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	8,000	11,640
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,588
Vistra Operations Co., LLC 144A sr. bonds
4.30%, 7/15/29	160,000	168,216
Vistra Operations Co., LLC 144A sr. notes
3.55%, 7/15/24	156,000	161,003
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.505%,
5/15/67	358,000	284,610
		5,167,605

Total corporate bonds and notes (cost $66,159,273)		$72,775,231

PURCHASED SWAP OPTIONS OUTSTANDING(3.2%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
1.629/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	$3,638,400	$228,200
1.316/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	204,103
1.996/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	3,638,400	181,847
0.439/3 month USD-
LIBOR-BBA/Aug-25	Aug-20/0.439	12,278,900	74,165
(0.439)/3 month USD-
LIBOR-BBA/Aug-25	Aug-20/0.439	12,278,900	8,964

14 Putnam VT Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING(3.2%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A. cont.
(1.996)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	$3,638,400	$4,657
(1.629)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	3,638,400	73
(1.316)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	19
Goldman Sachs International
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	2,721,900	15,297
JPMorgan Chase Bank N.A.
1.101/3 month USD-
LIBOR-BBA/Mar-31	Mar-21/1.101	9,618,100	458,399
1.33/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.33	14,553,500	160,962
(1.042)/3 month USD-
LIBOR-BBA/Sep-50	Sep-20/1.042	4,257,200	118,904
(0.67)/3 month USD-
LIBOR-BBA/Jul-30	Jul-20/0.67	7,221,700	33,725
Morgan Stanley & Co. International PLC
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	1,746,097
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	1,470,177
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	1,458,824
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	3,110,300	1,289,064
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	450,346
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	144,950
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,166,500	1,213
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	340
Toronto-Dominion Bank
(1.04)/3 month USD-
LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	357,000	52,429
UBS AG
1.5025/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	248,979
(1.5025)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	20
Total purchased swap options outstanding (cost $3,428,348)			$8,351,754

PURCHASED OPTIONS
OUTSTANDING (0.2%)*	Expiration	Notional	Contract
Counterparty	date/Strike price	amount	amount	Value

JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments
(Call)	Aug-20/$103.56	$35,000,000	$35,000,000	$263,515
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments
(Call)	Jul-20/103.31	18,000,000	18,000,000	174,366

PURCHASED OPTIONS
OUTSTANDING (0.2%)* cont.	Expiration	Notional	Contract
Counterparty	date/Strike price	amount	amount	Value

JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments
(Call)	Aug-20/$104.03	$26,000,000	$26,000,000	$104,000
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments
(Put)	Aug-20/103.60	5,000,000	5,000,000	11,990
Total purchased options outstanding (cost $217,969)				$553,871

ASSET-BACKED SECURITIES (2.1%)*	Principal amount		Value
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1,
3.844%, 3/25/24	$660,000		$656,700
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 1.035%, 11/25/51	106,000		105,868
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 0.985%, 6/25/52	125,000		123,750
Mortgage Repurchase Agreement Financing Trust
144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR
+ 1.75%), 1.927%, 5/30/22	300,000		300,005
MRA Issuance Trust 144A FRB Ser. 20-2, Class A,
(1 Month US LIBOR + 1.15%), 2.135%, 10/22/20	885,000		885,000
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.83%), 1.01%, 3/26/21	535,000		535,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR
+ 0.83%), 0.998%, 9/7/21	528,000		528,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 0.935%, 10/24/20	252,000		252,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 0.885%, 9/24/20	1,048,000		1,048,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 0.818%, 6/25/51	509,000		509,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1,
Class A1, 3.25%, 3/25/23	580,000		585,700
Total asset-backed securities (cost $5,527,998)			$5,529,023

	Principal amount/
SHORT-TERM INVESTMENTS (24.7%)*	shares		Value
Putnam Short Term Investment
Fund 0.41% L	Shares	46,520,814	$46,520,814
State Street Institutional U.S. Government
Money Market Fund, Premier Class 0.12% P	Shares	3,977,000	3,977,000
U.S. Treasury Bills 0.107%, 8/11/20 # ∆ §	$2,239,000		2,238,669
U.S. Treasury Bills 0.059%, 7/14/20 # ∆	1,514,000		1,513,940
U.S. Treasury Bills 0.086%, 7/21/20 # ∆	1,392,000		1,391,891
U.S. Treasury Bills 0.012%, 8/6/20 # ∆	1,349,000		1,348,838
U.S. Treasury Bills 0.010%, 9/10/20 # ∆ §	1,340,000		1,339,643
U.S. Treasury Bills zero %, 8/20/20 # ∆ §	931,000		930,832
U.S. Treasury Bills 0.015%, 9/3/20 ∆ §	876,000		875,778
U.S. Treasury Bills 1.332%, 7/16/20 # ∆	773,000		772,959
U.S. Treasury Bills 0.203%, 7/9/20 # ∆	685,000		684,982
U.S. Treasury Bills zero %, 8/13/20 ∆ §	603,000		602,903
U.S. Treasury Bills 0.310%, 7/23/20 # ∆	496,000		495,963
U.S. Treasury Bills 0.107%, 8/25/20 ∆ §	247,000		246,947
U.S. Treasury Bills 0.139%, 10/8/20 ∆	167,000		166,929
U.S. Treasury Bills 0.135%, 9/8/20 # ∆ §	25,000		24,994

Putnam VT Income Fund 15

SHORT-TERM INVESTMENTS (24.7%)* cont. Principal amount		Value
U.S. Treasury Bills 0.156%, 9/15/20 §	$157,000	$156,954
U.S. Treasury Cash Management Bills 0.135%,
9/22/20 # ∆ §	701,000	700,785
Total short-term investments (cost $63,991,466)		$63,990,821

Total investments (cost $353,020,431)		$358,459,541

Key to holding’s abbreviations

BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $258,970,472.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,130,802 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,659,293 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,404,680 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $133,746,045 to cover certain derivative contracts and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/20	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond 30 yr
(Long)	43	$7,678,188	$7,678,188	Sep-20	$(9,433)
U.S. Treasury
Bond Ultra
30 yr (Long)	69	15,052,781	15,052,782	Sep-20	(115,952)
U.S. Treasury
Note 2 yr
(Long)	44	9,716,438	9,716,438	Sep-20	1,182
U.S. Treasury
Note 2 yr
(Short)	529	116,818,079	116,818,079	Sep-20	(16,684)
U.S. Treasury
Note 5 yr
(Long)	95	11,945,508	11,945,508	Sep-20	27,216
U.S. Treasury
Note 10 yr
(Long)	103	14,334,703	14,334,703	Sep-20	28,721
U.S. Treasury
Note 10 yr
(Short)	68	9,463,688	9,463,688	Sep-20	(20,770)
U.S. Treasury
Note Ultra
10 yr (Long)	26	4,094,594	4,094,594	Sep-20	10,099
Unrealized appreciation					67,218
Unrealized (depreciation)					(162,839)
Total					$(95,621)

16 Putnam VT Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $6,177,129)
(Unaudited)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Citibank, N.A.
1.805/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	$3,638,400	$1,856
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	83,107
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	206,547
(1.805)/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	3,638,400	405,245
Goldman Sachs
International
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	10,887,400	3,266
2.9425/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	78,702
(2.9425)/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	2,945,030
JPMorgan Chase Bank N.A.
1.333/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	1,013
0.81/3 month
USD-LIBOR-BBA/Jul-30	Jul-20/0.81	7,221,700	8,810
0.74/3 month
USD-LIBOR-BBA/Jul-30	Jul-20/0.74	7,221,700	17,549
(1.333)/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	22,517
(0.442)/3 month
USD-LIBOR-BBA/Sep-50	Sep-20/0.442	4,257,200	31,631
(0.968)/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	52,504
0.968/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	59,119
(1.07)/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	65,183
1.07/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	65,534
(0.83)/3 month
USD-LIBOR-BBA/Oct-21	Oct-20/0.83	14,553,500	88,194
(0.7785)/3 month
USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	19,236,300	494,950
Morgan Stanley & Co. International PLC
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	47
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	24,643
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	25,316
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	76,039
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	417,492

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $6,177,129)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	$2,320,400	$443,336
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	451,016
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	1,211,835
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	1,431,547
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	1,445,294
Toronto-Dominion Bank
(1.17)/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	27,645
1.05/3 month
USD-LIBOR-BBA/Mar-27	Mar-25/1.05	4,709,000	35,270
1.17/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	42,165
UBS AG
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	65,256
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	247,886
Total		$10,575,544

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $217,969) (Unaudited)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	Amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/$103.56	$35,000,000	$35,000,000	$81,725
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/104.03	26,000,000	26,000,000	90,740
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/103.04	5,000,000	5,000,000	8,320
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/102.47	5,000,000	5,000,000	5,940
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Jul-20/103.31	18,000,000	18,000,000	18
Total				$186,743

Putnam VT Income Fund 17

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$30,423,400	$(3,422,137)	$3,136,957
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	14,890,000	(342,470)	1,701,331
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	370,959
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	55,998
0.30/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-22/0.30	24,072,200	(117,954)	(1,444)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	(10,169)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(20,022)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(114,141)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(154,769)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(695,457)	(259,816)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	14,890,000	(342,470)	(342,470)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	470,099	195,922
(0.00)/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.00	24,072,200	64,995	1,685
0.60/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.60	24,072,200	60,181	(3,129)
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	3,836,007	(4,659,473)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	231,936
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	4,732
0.675/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675	1,925,600	(15,260)	(2,561)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	(6,037)
(0.675)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675	1,925,600	(15,260)	(9,801)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(92,960)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	72,628
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(87,609)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	190,012
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	168,785
0.36/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36	3,851,300	(10,110)	(1,386)
(0.36)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36	3,851,300	(10,110)	(7,626)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	4,986,900	(70,440)	(69,916)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(76,206)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	(82,102)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(2,102,527)	2,375,650
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	1,466,705
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	247,319
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	163,811
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	141,100
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(18,060)	(18,060)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(47,886)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(78,321)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(104,939)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(527,486)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	162,393	113,098
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	2,980
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	1,480	1,480
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(6,722)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	571,115	(647,649)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	1,680,186	(1,643,918)

18 Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	$9,974,900	$(2,054,740)	$2,914,865
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	218,426
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	196,545
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(1,660,606)	81,081
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	63,822
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(13,301)
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(13,947)	(13,613)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	(49,769)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(109,926)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	9,974,900	(552,021)	(245,083)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	619,391	212,585
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	1,904,007	(2,618,708)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(141,695)	308,547
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	13,077
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	7,589
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	6,532
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	368
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(9,332)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(9,823)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(11,420)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(26,375)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(377,742)	(232,611)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	326,087	312,850
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	1,061
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	(2,210)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	87,753	(393,423)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	1,068,804
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(246,689)
Unrealized appreciation				16,049,240
Unrealized (depreciation)				(13,058,901)
Total				$2,990,339

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20	Principal	Settlement
(proceeds receivable $14,716,602) (Unaudited)	amount	date	Value
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	$14,000,000	7/14/20	$14,745,391
Total			$14,745,391

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,747,000	$1,092,696	$(60)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$1,099,565
				Quarterly
11,842,800	2,748,584	(261,439)	12/3/29	3 month USD-LIBOR-BBA —	3.096% — Semiannually	2,512,557
				Quarterly
499,700	23,153 E	(3)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	23,150
				Quarterly
1,293,200	58,767 E	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(58,774)
					BBA — Quarterly
2,131,700	384,780	(28)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	(405,438)
					BBA — Quarterly
2,707,100	187,529 E	(548)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	186,981
				Quarterly

Putnam VT Income Fund 19

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$935,900	$43,316 E	$(160)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	$43,156
				Quarterly
3,012,582	630,515	(43)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	657,001
				Quarterly
5,693,900	1,108,130	(81)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(1,151,408)
					BBA — Quarterly
913,500	423,434 E	(31)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(423,465)
					BBA — Quarterly
5,984,900	1,047,950	(3,077)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-	(1,089,327)
					BBA — Quarterly
1,686,100	69,186 E	(9)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	69,176
				Quarterly
2,475,100	102,076 E	(14)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	102,062
				Quarterly
8,079,300	1,142,962	(114)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-	(1,196,163)
					BBA — Quarterly
845,700	109,649 E	(19)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	109,630
				Quarterly
4,004,800	597,937 E	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(597,993)
					BBA — Quarterly
4,070,000	610,789 E	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-	(610,789)
					BBA — Quarterly
1,715,500	670,730 E	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-	(670,730)
					BBA — Quarterly
2,216,500	151,219 E	(25)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	151,194
				Quarterly
185,400	67,291 E	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(67,297)
					BBA — Quarterly
1,934,600	272,579	(27)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(273,456)
					BBA — Quarterly
1,922,200	252,821 E	(27)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-	(252,848)
					BBA — Quarterly
5,041,700	672,815 E	(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(672,886)
					BBA — Quarterly
547,900	192,610 E	(19)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-	(192,629)
					BBA — Quarterly
2,745,300	704,027 E	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	(704,120)
					BBA — Quarterly
4,897,500	417,208 E	(69)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-	(417,278)
					BBA — Quarterly
1,942,200	342,975 E	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	(343,041)
					BBA — Quarterly
487,300	29,244	894	3/18/25	3 month USD-LIBOR-BBA —	1.58% — Semiannually	32,286
				Quarterly
6,718,200	715,623	150,955	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-	(597,174)
					BBA — Quarterly
1,496,100	177,975 E	(21)	12/21/30	3 month USD-LIBOR-BBA —	1.88% — Semiannually	177,953
				Quarterly
9,350,400	955,330	(20,072)	1/28/30	3 month USD-LIBOR-BBA —	1.698% — Semiannually	987,989
				Quarterly
86,100	23,270 E	(3)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-	(23,273)
					BBA — Quarterly
3,783,000	412,139	(1,260)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-	(434,713)
					BBA — Quarterly
6,964,800	747,051	(92)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-	(788,826)
					BBA — Quarterly
5,472,300	585,667	(73)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-	(618,433)
					BBA — Quarterly
12,437,100	1,260,289	(20,064)	1/31/30	3 month USD-LIBOR-BBA —	1.688% — Semiannually	1,311,417
				Quarterly

20 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$66,300	$16,941 E	$(2)	1/24/55	3 month USD-LIBOR-BBA —	1.977% — Semiannually	$16,939
				Quarterly
6,856,800	560,173	(46,546)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-	(640,890)
					BBA — Quarterly
31,819,900	2,883,169	(422)	2/18/30	3 month USD-LIBOR-BBA —	1.57% — Semiannually	3,052,314
				Quarterly
760,300	63,095 E	(26)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-	(63,121)
					BBA — Quarterly
1,282,400	51,827 E	(18)	3/4/31	3 month USD-LIBOR-BBA —	1.101% — Semiannually	51,809
				Quarterly
17,631,900	77,898 E	(66)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-	(77,964)
					BBA — Quarterly
38,133,100	131,407 E	(144)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-	(131,550)
					BBA — Quarterly
3,934,700	131,517 E	(134)	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	131,383
				Quarterly
332,300	11,446 E	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	(11,457)
					BBA — Quarterly
323,200	7,629 E	(11)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-	7,618
					BBA — Quarterly
226,500	14,905 E	(8)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-	14,897
					BBA — Quarterly
2,515,900	59,139 E	(36)	3/17/32	3 month USD-LIBOR-BBA —	1.03% — Semiannually	59,103
				Quarterly
23,326,000	81,874	(32,940)	6/17/22	3 month USD-LIBOR-BBA —	0.40% — Semiannually	49,850
				Quarterly
34,405,000	559,976	308,836	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-	(255,836)
					BBA — Quarterly
9,005,000	43,854	(67,796)	6/17/50	3 month USD-LIBOR-BBA —	0.90% — Semiannually	(109,545)
				Quarterly
25,445,000	542,844	(386,069)	6/17/30	3 month USD-LIBOR-BBA —	0.85% — Semiannually	162,226
				Quarterly
371,700	95 E	(5)	3/24/32	3 month USD-LIBOR-BBA —	1.07% — Semiannually	(99)
				Quarterly
1,708,000	43,747	29,353	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-	(13,678)
					BBA — Quarterly
4,234,000	39,626	42,284	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-	5,791
					BBA — Quarterly
167,400	1,051 E	(3)	3/24/35	3 month USD-LIBOR-BBA —	0.968% — Semiannually	(1,054)
				Quarterly
6,275,000	30,804	(83)	4/20/30	0.6814% — Semiannually	3 month USD-LIBOR-	(25,073)
					BBA — Quarterly
1,832,800	10,751	(24)	4/22/30	3 month USD-LIBOR-BBA —	0.6915% — Semiannually	9,244
				Quarterly
1,897,000	6,651	(25)	4/24/30	3 month USD-LIBOR-BBA —	0.66726% —	5,326
				Quarterly	Semiannually
1,897,000	6,050	(25)	4/24/30	3 month USD-LIBOR-BBA —	0.664% — Semiannually	4,713
				Quarterly
2,604,000	11,843	(35)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-	(10,145)
					BBA — Quarterly
2,604,000	11,385	(35)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-	(9,678)
					BBA — Quarterly
1,995,900	1,607 E	(28)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-	1,578
					BBA — Quarterly
1,640,100	62,409	(4,389)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-	58,368
					BBA — Quarterly
29,875,000	46,336	(113)	5/1/22	0.328% — Semiannually	3 month USD-LIBOR-	(28,022)
					BBA — Quarterly
2,650,000	10,340	(21)	5/11/25	3 month USD-LIBOR-BBA —	0.399% — Semiannually	10,107
				Quarterly

Putnam VT Income Fund 21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$2,650,000	$10,597	$(21)	5/11/25	3 month USD-LIBOR-BBA —	0.401% — Semiannually	$10,371
				Quarterly
2,650,000	10,921	(21)	5/11/25	3 month USD-LIBOR-BBA —	0.4035% — Semiannually	10,704
				Quarterly
2,650,000	10,677	(21)	5/11/25	3 month USD-LIBOR-BBA —	0.4016% — Semiannually	10,453
				Quarterly
2,650,000	10,444	(21)	5/11/25	3 month USD-LIBOR-BBA —	0.3998% — Semiannually	10,213
				Quarterly
2,650,000	10,001	(21)	5/11/25	3 month USD-LIBOR-BBA —	0.39637% —	9,758
				Quarterly	Semiannually
2,650,000	9,874	(21)	5/11/25	3 month USD-LIBOR-BBA —	0.39537% —	9,627
				Quarterly	Semiannually
4,047,000	83,401	(138)	5/12/50	0.84292% — Semiannually	3 month USD-LIBOR-	81,062
					BBA — Quarterly
6,070,100	6,410	31	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-	4,809
					BBA — Quarterly
2,708,000	22,880	(36)	5/21/30	3 month USD-LIBOR-BBA —	0.71729% —	23,848
				Quarterly	Semiannually
2,708,000	22,964	(36)	5/21/30	3 month USD-LIBOR-BBA —	0.7176% — Semiannually	23,933
				Quarterly
21,241,800	68,675	(3,395)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-	(72,101)
					BBA — Quarterly
23,221,000	15,860	(88)	5/21/22	0.26407% — Semiannually	3 month USD-LIBOR-	(12,866)
					BBA — Quarterly
13,511,000	24,252	2,596	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-	(25,337)
					BBA — Quarterly
4,798,000	109,519	(64)	6/9/30	0.865% — Semiannually	3 month USD-LIBOR-	(111,202)
					BBA — Quarterly
927,300	9,675 E	(13)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-	(9,688)
					BBA — Quarterly
2,893,000	9,637	(38)	6/15/30	3 month USD-LIBOR-BBA —	0.6675% — Semiannually	10,054
				Quarterly
2,893,000	9,874	(38)	6/15/30	3 month USD-LIBOR-BBA —	0.66833% —	10,292
				Quarterly	Semiannually
2,893,000	9,923	(38)	6/15/30	3 month USD-LIBOR-BBA —	0.6685% — Semiannually	10,341
				Quarterly
5,445,000	47,764	(72)	6/19/30	0.723% — Semiannually	3 month USD-LIBOR-	(48,574)
					BBA — Quarterly
2,875,800	7,031 E	(27)	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-	(7,058)
					BBA — Quarterly
206,700	947 E	(4)	6/28/37	3 month USD-LIBOR-BBA —	1.168% — Semiannually	943
				Quarterly
12,162,900	16,797	(98)	6/30/25	3 month USD-LIBOR-BBA —	0.352% — Semiannually	16,713
				Quarterly
12,194,400	8,658	(99)	7/1/25	3 month USD-LIBOR-BBA —	0.338% — Semiannually	8,558
				Quarterly
Total		$(316,055)				$(1,897,937)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$18,327	$18,582	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$518
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
pools — Monthly
28,640	28,382	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	175
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
pools — Monthly

22 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$407,350	$405,707	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$(890)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
61,674	61,425	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(135)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
258,577	257,439	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	(605)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
160,170	159,466	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	(375)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
6,370,524	6,354,655	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(1,601)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
677,729	676,037	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	(171)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
59,100	58,950	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(15)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
445,851	447,042	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(2,354)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
7,299,885	7,335,462	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(55,421)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
29,066	28,733	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	58
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
14,138	13,976	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	28
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
11,660	11,563	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(84)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
28,931	28,912	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	357
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
56,728	56,358	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	363
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
5,575	5,539	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	36
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
883,217	881,017	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(222)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
504,583	503,326	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(127)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
333,506	329,085	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	213
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
21,782	21,477	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	21
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Income Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$2,634	$2,604	$—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	$(5)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
102,597	101,761	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	768
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
34,238	34,714	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	967
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
22,532	22,348	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	169
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
54,041	54,792	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(1,527)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
47,044	46,845	—	1/12/39	(5.00%) 1 month USD-	Synthetic TRS Index	(470)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
59,748	59,249	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(431)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
23,787	23,903	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(181)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
63,449	63,758	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(482)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
175,951	176,809	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,336)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
252,531	253,762	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,917)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
303,037	304,514	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,301)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
468,360	470,642	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,556)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
641,620	644,747	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(4,871)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
68,648	67,477	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	265
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
30,427	30,078	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(61)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
22,374	22,192	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	167
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,476	1,496	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	42
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
13,993	13,867	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	86
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
84,319	83,615	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(609)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

24 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$168,445	$168,337	$—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	$2,077
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
117,337	117,261	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	1,447
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
71,008	70,962	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	876
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
7,811	7,806	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	96
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
77,635	77,129	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	496
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
70,837	70,375	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	453
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
68,641	68,193	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	439
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
54,648	54,292	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	349
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
36,566	36,328	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	234
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
84,319	83,615	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(609)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
217,269	214,388	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	(139)
				LIBOR — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
10,142	10,026	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(20)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
52,686	52,198	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	240
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		10,940
Upfront premium (paid)		—		Unrealized (depreciation)		(80,515)
Total		$—		Total		$(69,575)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB+/P	$3,281	$48,000	$15,019	5/11/63	300 bp —	$(11,714)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	6,388	106,000	33,167	5/11/63	300 bp —	(26,727)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	13,088	212,000	66,335	5/11/63	300 bp —	(53,141)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	12,483	219,000	68,525	5/11/63	300 bp —	(55,933)
						Monthly

Putnam VT Income Fund 25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	$12,071	$87,000	$11,153	5/11/63	200 bp —	$947
						Monthly
CMBX NA A.6 Index	A/P	23,953	143,000	18,333	5/11/63	200 bp —	5,668
						Monthly
CMBX NA A.6 Index	A/P	25,935	168,000	21,538	5/11/63	200 bp —	4,453
						Monthly
CMBX NA A.6 Index	A/P	39,620	224,000	28,717	5/11/63	200 bp —	10,978
						Monthly
CMBX NA A.6 Index	A/P	37,964	251,000	32,178	5/11/63	200 bp —	5,869
						Monthly
CMBX NA A.6 Index	A/P	118,536	713,000	91,407	5/11/63	200 bp —	27,367
						Monthly
CMBX NA BB.11 Index	BB–/P	87,010	154,000	52,637	11/18/54	500 bp —	34,501
						Monthly
CMBX NA BB.6 Index	BB–/P	20,083	140,000	70,644	5/11/63	500 bp —	(50,444)
						Monthly
CMBX NA BB.7 Index	BB–/P	35,060	687,000	294,586	1/17/47	500 bp —	(258,953)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	455,814	7,158,000	2,239,738	5/11/63	300 bp —	(1,780,345)
						Monthly
Credit Suisse International
CMBX NA A.6 Index	A/P	(4,854)	4,396,000	563,567	5/11/63	200 bp —	(566,956)
						Monthly
CMBX NA A.7 Index	A/P	275	7,000	696	1/17/47	200 bp —	(418)
						Monthly
CMBX NA BB.7 Index	BB–/P	16,586	124,000	53,171	1/17/47	500 bp —	(36,482)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	221	2,000	626	5/11/63	300 bp —	(404)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	3,315	30,000	9,387	5/11/63	300 bp —	(6,057)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	568,849	6,054,000	1,894,297	5/11/63	300 bp —	(1,322,421)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	4,347	55,000	11,776	1/17/47	300 bp —	(7,401)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	30,823	417,000	89,280	1/17/47	300 bp —	(58,249)
						Monthly
Goldman Sachs International
CMBX NA A.6 Index	A/P	4,038	34,000	4,359	5/11/63	200 bp —	(310)
						Monthly
CMBX NA A.6 Index	A/P	3,294	59,000	7,564	5/11/63	200 bp —	(4,250)
						Monthly
CMBX NA A.6 Index	A/P	2,956	60,000	7,692	5/11/63	200 bp —	(4,716)
						Monthly
CMBX NA A.6 Index	A/P	14,541	99,000	12,692	5/11/63	200 bp —	1,882
						Monthly
CMBX NA A.6 Index	A/P	5,821	115,000	14,743	5/11/63	200 bp —	(8,883)
						Monthly
CMBX NA A.6 Index	A/P	14,790	136,000	17,435	5/11/63	200 bp —	(2,600)
						Monthly
CMBX NA A.6 Index	A/P	9,260	141,000	18,076	5/11/63	200 bp —	(8,769)
						Monthly
CMBX NA A.6 Index	A/P	4,580	146,000	18,717	5/11/63	200 bp —	(14,088)
						Monthly
CMBX NA A.6 Index	A/P	19,646	169,000	21,666	5/11/63	200 bp —	(1,963)
						Monthly
CMBX NA A.6 Index	A/P	28,855	199,000	25,512	5/11/63	200 bp —	3,410
						Monthly

26 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	A/P	$6,398	$210,000	$26,922	5/11/63	200 bp —	$(20,454)
						Monthly
CMBX NA A.6 Index	A/P	10,621	215,000	27,563	5/11/63	200 bp —	(16,870)
						Monthly
CMBX NA A.6 Index	A/P	(2,127)	224,000	28,717	5/11/63	200 bp —	(30,769)
						Monthly
CMBX NA A.6 Index	A/P	15,762	306,000	39,229	5/11/63	200 bp —	(23,365)
						Monthly
CMBX NA A.6 Index	A/P	12,866	416,000	53,331	5/11/63	200 bp —	(40,326)
						Monthly
CMBX NA A.6 Index	A/P	31,436	621,000	79,612	5/11/63	200 bp —	(47,969)
						Monthly
CMBX NA A.6 Index	A/P	37,833	727,000	93,201	5/11/63	200 bp —	(55,126)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	105	1,000	313	5/11/63	300 bp —	(207)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	571	9,000	2,816	5/11/63	300 bp —	(2,240)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	5,861	53,000	16,584	5/11/63	300 bp —	(10,697)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	3,993	55,000	17,210	5/11/63	300 bp —	(13,189)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	3,993	55,000	17,210	5/11/63	300 bp —	(13,189)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	5,381	68,000	21,277	5/11/63	300 bp —	(15,863)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	7,595	90,000	28,161	5/11/63	300 bp —	(20,521)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	6,881	101,000	31,603	5/11/63	300 bp —	(24,672)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	14,813	104,000	32,542	5/11/63	300 bp —	(17,676)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	5,119	105,000	32,855	5/11/63	300 bp —	(27,683)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	5,208	105,000	32,855	5/11/63	300 bp —	(27,594)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	5,379	106,000	33,167	5/11/63	300 bp —	(27,736)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	11,693	108,000	33,793	5/11/63	300 bp —	(22,047)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	11,308	134,000	41,929	5/11/63	300 bp —	(30,554)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	22,647	193,000	60,390	5/11/63	300 bp —	(37,647)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	10,113	206,000	64,457	5/11/63	300 bp —	(54,241)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	18,393	213,000	66,648	5/11/63	300 bp —	(48,148)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	23,812	216,000	67,586	5/11/63	300 bp —	(43,666)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	33,182	239,000	74,783	5/11/63	300 bp —	(41,482)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	20,522	273,000	85,422	5/11/63	300 bp —	(64,763)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	25,932	536,000	167,714	5/11/63	300 bp —	(141,514)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	418	6,000	1,285	1/17/47	300 bp —	(863)
						Monthly

Putnam VT Income Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.7 Index	BBB–/P	$7,955	$101,000	$21,624	1/17/47	300 bp —	$(13,619)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	11,309	153,000	32,757	1/17/47	300 bp —	(21,372)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	13,902	171,000	36,611	1/17/47	300 bp —	(22,624)
						Monthly
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	17,640	126,000	16,153	5/11/63	200 bp —	1,529
						Monthly
CMBX NA A.6 Index	A/P	897,940	6,906,000	885,349	5/11/63	200 bp —	14,893
						Monthly
CMBX NA BB.10 Index	BB–/P	12,999	162,000	69,271	5/11/63	500 bp —	(56,138)
						Monthly
CMBX NA BB.7 Index	BB–/P	120,945	247,000	105,914	1/17/47	500 bp —	15,237
						Monthly
CMBX NA BBB–.6 Index	BB+/P	2,907,693	9,095,000	2,845,826	5/11/63	300 bp —	66,415
						Monthly
Merrill Lynch International
CMBX NA A.6 Index	A/P	(782)	47,000	6,025	5/11/63	200 bp —	(6,791)
						Monthly
CMBX NA BB.6 Index	BB–/P	5,518	27,000	13,624	5/11/63	500 bp —	(8,084)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	8,238	108,000	33,793	5/11/63	300 bp —	(25,501)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	8,935	139,000	43,493	5/11/63	300 bp —	(34,489)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	12,757	141,000	44,119	5/11/63	300 bp —	(31,291)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	88,844	995,000	311,336	5/11/63	300 bp —	(221,994)
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	4,900	49,000	6,282	5/11/63	200 bp —	(1,365)
						Monthly
CMBX NA A.6 Index	A/P	12,400	124,000	15,897	5/11/63	200 bp —	(3,455)
						Monthly
CMBX NA A.6 Index	A/P	24,844	159,000	20,384	5/11/63	200 bp —	4,513
						Monthly
CMBX NA A.6 Index	A/P	(2,916)	380,000	48,716	5/11/63	200 bp —	(51,506)
						Monthly
CMBX NA A.7 Index	A/P	(13)	13,000	1,292	1/17/47	200 bp —	(1,300)
						Monthly
CMBX NA BBB–.6 Index	BB+/P	199,677	3,014,000	943,081	5/11/63	300 bp —	(741,897)
						Monthly
Upfront premium received		6,337,814	Unrealized appreciation				197,662
Upfront premium (paid)		(10,692)	Unrealized (depreciation)				(6,443,721)
Total		$6,327,122	Total				$(6,246,059)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

28 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$20,000	$1,988	1/17/47	(200 bp) — Monthly	$1,833
CMBX NA BB.10 Index	(7,932)	76,000	32,498	11/17/59	(500 bp) — Monthly	24,503
CMBX NA BB.10 Index	(6,798)	62,000	26,511	11/17/59	(500 bp) — Monthly	19,661
CMBX NA BB.11 Index	(17,980)	249,000	85,108	11/18/54	(500 bp) — Monthly	66,921
CMBX NA BB.11 Index	(29,281)	226,000	77,247	11/18/54	(500 bp) — Monthly	47,778
CMBX NA BB.11 Index	(7,352)	78,000	26,660	11/18/54	(500 bp) — Monthly	19,243
CMBX NA BB.11 Index	(2,819)	41,000	14,014	11/18/54	(500 bp) — Monthly	11,161
CMBX NA BB.11 Index	(918)	18,000	6,152	11/18/54	(500 bp) — Monthly	5,219
CMBX NA BB.11 Index	(934)	18,000	6,152	11/18/54	(500 bp) — Monthly	5,204
CMBX NA BB.12 Index	(429)	5,000	1,655	8/17/61	(500 bp) — Monthly	1,222
CMBX NA BB.8 Index	(14,155)	114,000	53,637	10/17/57	(500 bp) — Monthly	39,387
CMBX NA BB.9 Index	(53,881)	522,000	215,586	9/17/58	(500 bp) — Monthly	161,270
CMBX NA BB.9 Index	(14,323)	222,000	91,686	9/17/58	(500 bp) — Monthly	77,178
CMBX NA BB.9 Index	(11,291)	175,000	72,275	9/17/58	(500 bp) — Monthly	60,838
CMBX NA BB.9 Index	(2,016)	50,000	20,650	9/17/58	(500 bp) — Monthly	18,593
CMBX NA BB.9 Index	(1,196)	33,000	13,629	9/17/58	(500 bp) — Monthly	12,405
CMBX NA BB.9 Index	(1,217)	31,000	12,803	9/17/58	(500 bp) — Monthly	11,560
CMBX NA BBB–.10 Index	(92,952)	312,000	62,400	11/17/59	(300 bp) — Monthly	(30,708)
CMBX NA BBB–.11 Index	(55,052)	172,000	35,157	11/18/54	(300 bp) — Monthly	(19,981)
CMBX NA BBB–.11 Index	(51,174)	156,000	31,886	11/18/54	(300 bp) — Monthly	(19,365)
CMBX NA BBB–.11 Index	(34,010)	104,000	21,258	11/18/54	(300 bp) — Monthly	(12,805)
CMBX NA BBB–.11 Index	(28,528)	89,000	18,192	11/18/54	(300 bp) — Monthly	(10,381)
CMBX NA BBB–.11 Index	(25,486)	78,000	15,943	11/18/54	(300 bp) — Monthly	(9,582)
CMBX NA BBB–.12 Index	(94,326)	268,000	54,350	8/17/61	(300 bp) — Monthly	(40,109)
CMBX NA BBB–.12 Index	(80,966)	237,000	48,064	8/17/61	(300 bp) — Monthly	(33,021)
CMBX NA BBB–.12 Index	(65,605)	208,000	42,182	8/17/61	(300 bp) — Monthly	(23,526)
CMBX NA BBB–.12 Index	(60,829)	175,000	35,490	8/17/61	(300 bp) — Monthly	(25,426)
CMBX NA BBB–.12 Index	(51,458)	154,000	31,231	8/17/61	(300 bp) — Monthly	(20,304)
CMBX NA BBB–.12 Index	(29,727)	89,000	18,049	8/17/61	(300 bp) — Monthly	(11,723)
CMBX NA BBB–.9 Index	(20,347)	86,000	16,718	9/17/58	(300 bp) — Monthly	(3,671)
Credit Suisse International
CMBX NA BB.10 Index	(18,670)	157,000	67,133	11/17/59	(500 bp) — Monthly	48,332
CMBX NA BB.10 Index	(20,948)	157,000	67,133	11/17/59	(500 bp) — Monthly	46,055
CMBX NA BB.10 Index	(10,317)	83,000	35,491	11/17/59	(500 bp) — Monthly	25,105
CMBX NA BB.7 Index	(76,651)	466,000	199,821	1/17/47	(500 bp) — Monthly	122,782
CMBX NA BB.7 Index	(68,990)	374,000	160,371	1/17/47	(500 bp) — Monthly	91,070
CMBX NA BB.9 Index	(48,820)	487,000	201,131	9/17/58	(500 bp) — Monthly	151,905
Goldman Sachs International
CMBX NA BB.7 Index	(20,581)	136,000	58,317	1/17/47	(500 bp) — Monthly	37,623
CMBX NA BB.12 Index	(16,843)	46,000	15,226	8/17/61	(500 bp) — Monthly	(1,655)
CMBX NA BB.7 Index	(108,429)	534,000	228,979	1/17/47	(500 bp) — Monthly	120,106
CMBX NA BB.7 Index	(26,051)	159,000	68,179	1/17/47	(500 bp) — Monthly	41,996
CMBX NA BB.7 Index	(5,072)	30,000	12,864	1/17/47	(500 bp) — Monthly	7,767
CMBX NA BB.8 Index	(4,192)	37,000	17,409	10/17/57	(500 bp) — Monthly	13,186
CMBX NA BB.9 Index	(9,161)	85,000	35,105	9/17/58	(500 bp) — Monthly	25,874
CMBX NA BB.9 Index	(3,570)	30,000	12,390	9/17/58	(500 bp) — Monthly	8,795
CMBX NA BB.9 Index	(3,611)	30,000	12,390	9/17/58	(500 bp) — Monthly	8,754
CMBX NA BB.9 Index	(893)	23,000	9,499	9/17/58	(500 bp) — Monthly	8,587
CMBX NA BB.9 Index	(2,296)	22,000	9,086	9/17/58	(500 bp) — Monthly	6,772
CMBX NA BB.9 Index	(799)	5,000	2,065	9/17/58	(500 bp) — Monthly	1,262
CMBX NA BBB–.12 Index	(44,579)	132,000	26,770	8/17/61	(300 bp) — Monthly	(17,875)
CMBX NA BBB–.6 Index	(13,558)	271,000	84,796	5/11/63	(300 bp) — Monthly	71,103

Putnam VT Income Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BB.11 Index	$(400,313)	$734,000	$250,881	11/18/54	(500 bp) — Monthly	$(150,044)
CMBX NA BB.11 Index	(85,971)	167,000	84,268	5/11/63	(500 bp) — Monthly	(1,842)
CMBX NA BB.12 Index	(101,605)	185,000	61,235	8/17/61	(500 bp) — Monthly	(40,524)
CMBX NA BB.9 Index	(75,613)	153,000	63,189	9/17/58	(500 bp) — Monthly	(12,552)
CMBX NA BBB–.10 Index	(35,495)	126,000	25,200	11/17/59	(300 bp) — Monthly	(10,358)
CMBX NA BBB–.10 Index	(30,388)	102,000	20,400	11/17/59	(300 bp) — Monthly	(10,039)
CMBX NA BBB–.11 Index	(49,970)	155,000	31,682	11/18/54	(300 bp) — Monthly	(18,365)
CMBX NA BBB–.11 Index	(48,717)	155,000	31,682	11/18/54	(300 bp) — Monthly	(17,112)
CMBX NA BBB–.11 Index	(24,167)	77,000	15,739	11/18/54	(300 bp) — Monthly	(8,467)
CMBX NA BBB–.11 Index	(24,201)	77,000	15,739	11/18/54	(300 bp) — Monthly	(8,501)
CMBX NA BBB–.12 Index	(32,185)	97,000	19,672	8/17/61	(300 bp) — Monthly	(12,562)
CMBX NA BBB–.12 Index	(17,811)	51,000	10,343	8/17/61	(300 bp) — Monthly	(7,494)
CMBX NA BBB–.7 Index	(81,697)	348,000	74,507	1/17/47	(300 bp) — Monthly	(7,365)
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	64,568	11/17/59	(500 bp) — Monthly	55,850
CMBX NA BB.11 Index	(150,248)	304,000	103,907	11/18/54	(500 bp) — Monthly	(46,594)
CMBX NA BB.7 Index	(20,471)	118,000	50,598	1/17/47	(500 bp) — Monthly	30,029
CMBX NA BB.9 Index	(17,959)	461,000	190,393	9/17/58	(500 bp) — Monthly	172,050
CMBX NA BBB–.7 Index	(11,964)	146,000	31,259	1/17/47	(300 bp) — Monthly	19,221
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(22,314)	219,000	46,888	1/17/47	(300 bp) — Monthly	24,464
CMBX NA BB.10 Index	(7,971)	76,000	32,498	11/17/59	(500 bp) — Monthly	24,464
CMBX NA BB.11 Index	(16,204)	165,000	56,397	11/18/54	(500 bp) — Monthly	40,055
CMBX NA BB.11 Index	(3,240)	34,000	11,621	11/18/54	(500 bp) — Monthly	8,353
CMBX NA BB.12 Index	(5,505)	77,000	25,487	8/17/61	(500 bp) — Monthly	19,918
CMBX NA BB.12 Index	(36,600)	61,000	20,191	8/17/61	(500 bp) — Monthly	(16,460)
CMBX NA BB.12 Index	(3,359)	46,000	15,226	8/17/61	(500 bp) — Monthly	11,829
CMBX NA BB.12 Index	(2,399)	34,000	11,254	8/17/61	(500 bp) — Monthly	8,827
CMBX NA BB.12 Index	(2,124)	26,000	8,606	9/17/58	(500 bp) — Monthly	6,461
CMBX NA BB.9 Index	(7,904)	130,000	53,690	9/17/58	(500 bp) — Monthly	45,678
CMBX NA BB.9 Index	(7,996)	130,000	53,690	9/17/58	(500 bp) — Monthly	45,586
CMBX NA BB.9 Index	(6,278)	102,000	42,126	9/17/58	(500 bp) — Monthly	35,763
CMBX NA BB.9 Index	(6,762)	90,000	37,170	9/17/58	(500 bp) — Monthly	30,333
CMBX NA BB.9 Index	(6,418)	73,000	30,149	9/17/58	(500 bp) — Monthly	23,670
CMBX NA BB.9 Index	(6,158)	72,000	29,736	9/17/58	(500 bp) — Monthly	23,518
CMBX NA BB.9 Index	(7,275)	60,000	24,780	9/17/58	(500 bp) — Monthly	17,455
CMBX NA BB.9 Index	(2,825)	57,000	23,541	9/17/58	(500 bp) — Monthly	20,668
CMBX NA BB.9 Index	(2,970)	55,000	22,715	9/17/58	(500 bp) — Monthly	19,699
CMBX NA BB.9 Index	(3,638)	30,000	12,390	9/17/58	(500 bp) — Monthly	8,728
CMBX NA BB.9 Index	(977)	25,000	10,325	9/17/58	(500 bp) — Monthly	9,327
CMBX NA BB.9 Index	(3,158)	21,000	8,673	9/17/58	(500 bp) — Monthly	5,497
CMBX NA BB.9 Index	(201)	5,000	2,065	9/17/58	(500 bp) — Monthly	1,860
CMBX NA BBB–.11 Index	(52,812)	165,000	33,726	11/18/54	(300 bp) — Monthly	(19,168)
CMBX NA BBB–.11 Index	(52,812)	165,000	33,726	11/18/54	(300 bp) — Monthly	(19,168)
CMBX NA BBB–.11 Index	(49,057)	155,000	31,682	11/18/54	(300 bp) — Monthly	(17,452)
CMBX NA BBB–.11 Index	(47,696)	151,000	30,864	11/18/54	(300 bp) — Monthly	(16,908)
CMBX NA BBB–.11 Index	(24,032)	77,000	15,739	11/18/54	(300 bp) — Monthly	(8,331)
CMBX NA BBB–.12 Index	(25,587)	77,000	15,616	8/17/61	(300 bp) — Monthly	(10,013)
CMBX NA BBB–.12 Index	(5,564)	18,000	3,650	8/17/61	(300 bp) — Monthly	(1,928)
Upfront premium received	—		Unrealized appreciation			2,130,353
Upfront premium (paid)	(3,004,364)		Unrealized (depreciation)			(741,379)
Total	$(3,004,364)		Total			$1,388,974

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

30 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,529,023	$—
Corporate bonds and notes	—	72,775,231	—
Mortgage-backed securities	—	99,895,830	—
Purchased options outstanding	—	553,871	—
Purchased swap options outstanding	—	8,351,754	—
U.S. government and agency mortgage obligations	—	107,209,147	—
U.S. treasury obligations	—	153,864	—
Short-term investments	50,497,814	13,493,007	—
Totals by level	$50,497,814	$307,961,727	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(95,621)	$—	$—
Written options outstanding	—	(186,743)	—
Written swap options outstanding	—	(10,575,544)	—
Forward premium swap option contracts	—	2,990,339	—
TBA sale commitments	—	(14,745,391)	—
Interest rate swap contracts	—	(1,581,882)	—
Total return swap contracts	—	(69,575)	—
Credit default contracts	—	(8,179,843)	—
Totals by level	$(95,621)	$(32,348,639)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 31

Statement of assets and liabilities
6/30/20 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $306,499,617)	$311,938,727
Affiliated issuers (identified cost $46,520,814) (Notes 1 and 5)	46,520,814
Cash	470
Interest and other receivables	2,114,118
Receivable for shares of the fund sold	1,034,533
Receivable for investments sold	978,033
Receivable for sales of TBA securities (Note 1)	3,504,461
Receivable for variation margin on futures contracts (Note 1)	11,313
Receivable for variation margin on centrally cleared swap contracts (Note 1)	376,243
Unrealized appreciation on forward premium swap option contracts (Note 1)	16,049,240
Unrealized appreciation on OTC swap contracts (Note 1)	2,338,955
Premium paid on OTC swap contracts (Note 1)	3,015,056
Total assets	387,881,963

Liabilities
Payable for investments purchased	1,434,048
Payable for purchases of TBA securities (Note 1)	70,080,820
Payable for shares of the fund repurchased	188,915
Payable for compensation of Manager (Note 2)	81,963
Payable for custodian fees (Note 2)	64,459
Payable for investor servicing fees (Note 2)	29,560
Payable for Trustee compensation and expenses (Note 2)	150,457
Payable for administrative services (Note 2)	983
Payable for distribution fees (Note 2)	25,655
Payable for variation margin on futures contracts (Note 1)	125,141
Payable for variation margin on centrally cleared swap contracts (Note 1)	346,128
Unrealized depreciation on OTC swap contracts (Note 1)	7,265,615
Premium received on OTC swap contracts (Note 1)	6,337,814
Unrealized depreciation on forward premium swap option contracts (Note 1)	13,058,901
Written options outstanding, at value (premiums $6,395,098) (Note 1)	10,762,287
TBA sale commitments, at value (proceeds receivable $14,716,602) (Note 1)	14,745,391
Collateral on certain derivative contracts, at value (Notes 1 and 8)	4,130,864
Other accrued expenses	82,490
Total liabilities	128,911,491

Net assets	$258,970,472

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$291,398,359
Total distributable earnings (Note 1)	(32,427,887)
Total — Representing net assets applicable to capital shares outstanding	$258,970,472

Computation of net asset value Class IA
Net assets	$131,379,826
Number of shares outstanding	11,632,075
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.29

Computation of net asset value Class IB
Net assets	$127,590,646
Number of shares outstanding	11,415,260
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.18

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Income Fund

Statement of operations
Six months ended 6/30/20 (Unaudited)

Investment income
Interest (including interest income of $315,156 from investments in affiliated issuers) (Note 5)	$4,705,857
Total investment income	4,705,857

Expenses
Compensation of Manager (Note 2)	492,825
Investor servicing fees (Note 2)	89,055
Custodian fees (Note 2)	19,620
Trustee compensation and expenses (Note 2)	6,416
Distribution fees (Note 2)	152,871
Administrative services (Note 2)	3,016
Auditing and tax fees	52,523
Other	42,641
Total expenses	858,967

Expense reduction (Note 2)	(43)
Net expenses	858,924

Net investment income	3,846,933

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	7,805,647
Futures contracts (Note 1)	4,643,501
Swap contracts (Note 1)	(2,279,480)
Written options (Note 1)	1,446,744
Total net realized gain	11,616,412
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	14,878,922
Futures contracts	567,497
Swap contracts	(9,240,827)
Written options	(14,214,485)
Total change in net unrealized depreciation	(8,008,893)

Net gain on investments	3,607,519

Net increase in net assets resulting from operations	$7,454,452

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 33

Statement of changes in net assets
	Six months
	ended	Year ended
	6/30/20*	12/31/19
Increase in net assets
Operations:
Net investment income	$3,846,933	$8,806,536
Net realized gain on investments	11,616,412	9,795,762
Change in net unrealized appreciation (depreciation) of investments	(8,008,893)	9,049,663
Net increase in net assets resulting from operations	7,454,452	27,651,961
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(6,544,160)	(4,420,044)
Class IB	(5,787,712)	(3,496,355)
Net realized short-term gain on investments
Class IA	(1,158,159)	(902,283)
Class IB	(1,074,116)	(769,393)
Increase from capital share transactions (Note 4)	16,024,381	2,813,245
Total increase in net assets	8,914,686	20,877,131
Net assets:
Beginning of period	250,055,786	229,178,655
End of period	$258,970,472	$250,055,786

* Unaudited.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)
INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/20 †	$11.63	.18	.16	.34	(.58)	(.10)	(.68)	—	$11.29	3.17*	$131,380	.28*	1.57*	413*
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	—	11.63	12.24	133,986.57		3.71	580
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	—	10.81	.37	125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	—	(.51)	—[g]	11.13	5.90	135,029.58		4.08	848
12/31/16	11.29	.48	(.24)	.24	(.52)	—	(.52)	—	11.01	2.27	142,226	.58 [f]	4.38[f]	974
12/31/15	12.01	.44	(.57)	(.13)	(.59)	—	(.59)	—	11.29	(1.19)	157,239.56		3.74	868
Class IB
6/30/20†	$11.50	.16	.18	.34	(.56)	(.10)	(.66)	—	$11.18	3.14*	$127,591	.40*	1.45*	413*
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	—	11.50	11.89	116,070.82		3.47	580
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	—	10.70	.20	103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	—	(.48)	—[g]	11.01	5.59	116,506.83		3.83	848
12/31/16	11.18	.45	(.24)	.21	(.49)	—	(.49)	—	10.90	2.00	105,304	.83 [f]	4.12[f]	974
12/31/15	11.90	.40	(.56)	(.16)	(.56)	—	(.56)	—	11.18	(1.46)	109,874.81		3.49	868

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 35

Notes to financial statements 6/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through June 30, 2020.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment

36 Putnam VT Income Fund

securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the

Putnam VT Income Fund 37

fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $11,101,804 on open derivative contracts subject to the Master Agreements.

Collateral posted by the fund at period end for these agreements totaled $10,659,293 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$32,526,319	$—	$32,526,319

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $352,667,843, resulting in gross unrealized appreciation and depreciation of $25,481,676 and $52,134,238, respectively, or net unrealized depreciation of $26,652,562.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

38 Putnam VT Income Fund

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 28.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.194% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$46,003
Class IB	43,052
Total	$89,055

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $43 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $203, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$1,144,596,297	$1,139,601,362
U.S. government securities
(Long-term)	—	—
Total	$1,144,596,297	$1,139,601,362

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/20		Year ended 12/31/19		Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	692,738	$8,090,510	1,104,553	$12,372,142	3,690,626	$42,321,412	2,743,741	$30,313,806
Shares issued in connection with
reinvestment of distributions	706,635	7,702,319	494,640	5,322,327	635,943	6,861,828	400,164	4,265,748
	1,399,373	15,792,829	1,599,193	17,694,469	4,326,569	49,183,240	3,143,905	34,579,554
Shares repurchased	(1,291,099)	(14,750,294)	(1,660,843)	(18,601,595)	(3,004,166)	(34,201,394)	(2,767,626)	(30,859,183)
Net increase (decrease)	108,274	$1,042,535	(61,650)	$(907,126)	1,322,403	$14,981,846	376,279	$3,720,371

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Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/19	Purchase cost	Sale proceeds	Investment income	6/30/20
Short-term investments
Putnam Short Term Investment Fund*	$60,131,306	$41,804,018	$55,414,510	$315,156	$46,520,814
Total Short-term investments	$60,131,306	$41,804,018	$55,414,510	$315,156	$46,520,814

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$69,900,000
Purchased swap option contracts (contract amount)	$523,900,000
Written TBA commitment option contracts (contract amount)	$72,000,000
Written swap option contracts (contract amount)	$357,300,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$564,700,000
OTC total return swap contracts (notional)	$22,000,000
OTC credit default contracts (notional)	$61,100,000

40 Putnam VT Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$4,393,338	Payables	$12,573,181
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	37,110,649*	Unrealized depreciation	37,724,050*
Total		$41,503,987		$50,297,231

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(574,173)	$(574,173)
Interest rate contracts	6,095,577	4,643,501	(1,705,307)	9,033,771
Total	$6,095,577	$4,643,501	$(2,279,480)	$8,459,598

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(6,507,464)	$(6,507,464)
Interest rate contracts	3,656,751	567,497	(2,733,363)	1,490,885
Total	$3,656,751	$567,497	$(9,240,827)	$(5,016,579)

Putnam VT Income Fund 41

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$376,243	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$376,243
OTC Total return
swap contracts*#	693	842	—	—	—	2,138	7,027	—	240	—	—	—	—	—	10,940
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	1,186,504	729,645	591,930	—	702,908	439,790	742,561	—	—	—	4,393,338
Futures contracts§	—	—	—	—	—	—	—	—	11,313	—	—	—	—	—	11,313
Forward premium swap
option contracts #	5,462,852	—	—	309,296	—	—	358,797	4,512,143	—	—	3,687,324	—	650,024	1,068,804	16,049,240
Purchased swap options**#	—	—	—	702,028	—	—	15,297	771,990	—	—	6,561,011	52,429	248,999	—	8,351,754
Purchased options**#	—	—	—	—	—	—	—	553,871	—	—	—	—	—	—	553,871
Total Assets	$5,463,545	$842	$376,243	$1,011,324	$1,186,504	$731,783	$973,051	$5,838,004	$714,461	$439,790	$10,990,896	$52,429	$899,023	$1,068,804	$29,746,699
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	346,128	—	—	—	—	—	—	—	—	—	—	—	346,128
OTC Total return
swap contracts*#	—	61,651	—	349	—	2,433	15,314	609	159	—	—	—	—	—	80,515
OTC Credit default contracts —
protection sold*#	182,755	—	—	—	2,856,005	2,617,950	1,515,628	—	3,915,281	451,660	1,033,902	—	—	—	12,573,181
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	125,141	—	—	—	—	—	125,141
Forward premium swap
option contracts #	5,565,433	—	—	198,968	—	—	237,236	3,074,981	—	—	3,050,400	—	685,194	246,689	13,058,901
Written swap options #	—	—	—	696,755	—	—	3,026,998	907,004	—	—	5,526,565	105,080	313,142	—	10,575,544
Written options #	—	—	—	—	—	—	—	186,743	—	—	—	—	—	—	186,743
Total Liabilities	$5,748,188	$61,651	$346,128	$896,072	$2,856,005	$2,620,383	$4,795,176	$4,169,337	$4,040,581	$451,660	$9,610,867	$105,080	$998,336	$246,689	$36,946,153
Total Financial and Derivative
Net Assets	$(284,643)	$(60,809)	$30,115	$115,252	$(1,669,501)	$(1,888,600)	$(3,822,125)	$1,668,667	$(3,326,120)	$(11,870)	$1,380,029	$(52,651)	$(99,313)	$822,115	$(7,199,454)
Total collateral
received (pledged)†##	$(284,643)	$—	$—	$115,252	$(1,669,501)	$(1,888,600)	$(3,371,465)	$1,668,667	$(3,210,532)	$—	$1,347,000	$—	$(60,991)	$780,000
Net amount	$—	$(60,809)	$30,115	$—	$—	$—	$(450,660)	$—	$(115,588)	$(11,870)	$33,029	$(52,651)	$(38,322)	$42,115
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$153,864	$—	$—	$—	$1,850,000	$—	$—	$1,347,000	$—	$—	$780,000	$4,130,864
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(445,924)	$—	$—	$—	$(1,675,725)	$(1,894,656)	$(3,371,465)	$—	$(3,210,532)	$—	$—	$—	$(60,991)	$—	$(10,659,293)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,130,802 and $1,404,680, respectively.

42 Putnam VT Income Fund	Putnam VT Income Fund 43

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of

44 Putnam VT Income Fund

management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2022. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process —based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

Putnam VT Income Fund 45

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For the one-year, three-year and five-year periods ended December 31, 2019, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2019, there were 114, 103 and 97 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

46 Putnam VT Income Fund

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Putnam VT Income Fund 47

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48 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 49

This report has been prepared for the shareholders
of Putnam VT Income Fund.	VTSA035 322137 8/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2020